[AAL LOGO APPEARS HERE]

                        Aid Association For Lutherans
               ------------------------------------------------
                         A FRATERNAL BENEFIT SOCIETY





                                    Annual
                                    Report

                              December 31, 1997


                                   --------
                                      AAL
                                   Variable
                                    Annuity
                                   --------

================================================================================

                     A A L  V A R I A B L E  A N N U I T Y
[AAL LOGO APPEARS HERE] Table of Contents

                        President's Letter................................... 2

                        Portfolio Perspectives

                                AAL Money Market Portfolio................... 4
                                AAL Bond Portfolio........................... 6
                                AAL Balanced Portfolio....................... 8
                                AAL Large Company Stock Portfolio............10
                                AAL Small Company Stock Portfolio............12

                        Schedule of Investments

                                AAL Money Market Portfolio...................14
                                AAL Bond Portfolio...........................15
                                AAL Balanced Portfolio.......................18
                                AAL Large Company Stock Portfolio............33
                                AAL Small Company Stock Portfolio............42

                        Statement of Assets and Liabilities

                                AAL Variable Product Series Fund, Inc........48
                                AAL Variable Annuity Account I...............59

                        Statement of Operations

                                AAL Variable Product Series Fund, Inc........49
                                AAL Variable Annuity Account I...............60

                        Statement of Changes in Net Assets

                                AAL Variable Product Series Fund, Inc........50
                                AAL Variable Annuity Account I...............61

                        Notes to Financial Statements

                                AAL Variable Product Series Fund, Inc........52
                                AAL Variable Annuity Account I...............62

                        Financial Highlights

                                AAL Variable Product Series Fund, Inc........56
                                AAL Variable Annuity Account I...............65

                        Report of Independent Auditors

                                AAL Variable Product Series Fund, Inc........58
                                AAL Variable Annuity Account I...............64


                                                            Table of Contents  1

================================================================================

                     A A L  V A R I A B L E  A N N U I T Y



Dear Member:                 [PICTURE OF JOHN O. GILBERT AND STEVEN A. WEBER]

1997 was a great time to be an investor in a variable annuity tied to the domestic financial markets. The U.S. economy continued to grow with Gross Domestic Product increasing by an estimated 3.8%. This helped U.S. corporate earnings to grow at an impressive 11%. Meanwhile inflation remained at low levels with the Consumer Price Index increasing by only 2.2% during the year. This low inflation environment helped to decrease interest rates, with the yield on 30-year U.S. Treasury securities falling by 0.75%.

Common stocks experienced an unprecedented third consecutive year of returns in excess of 20%. The two stock market indexes that AAL uses to replicate large company and small company returns reflected this excellent year. The S&P
500/R/ Index/1/ had a return of 33.4%, while the Wilshire Small Cap Index/2/ increased by 26.8%. The bond index used by AAL in the investment process also demonstrated strong results. Reflecting the decline in interest rates, the Lehman Brothers Aggregate Bond Index/3/ provided a total return of 9.7%.

Details on the performance of each Portfolio are discussed in this report. Looking at the investment results on an overall basis, we are extremely pleased with the performance. Each of the five Portfolios recorded investment returns either equal to or above the aver age of other variable annuity funds in their respective categories. We will continue to strive to provide you with the best product in the market.

By the time you read this report, we will have introduced our two new
Portfolios: the International Stock Portfolio and the High Yield Bond
Portfolio. We believe these Portfolios will be excellent additions to the Fund in rounding out investor choices in the areas of growth and high income. Oechsle International Advisors L.P. of Boston has been retained to assist with the management of


2 President's Letter

================================================================================

                     A A L  V A R I A B L E  A N N U I T Y



the International Stock Portfolio's investments. AAL Capital Management Corporation will serve as the sub-adviser of the High Yield Bond Portfolio.

Finally, March 1 marks the date when the Small Company Stock Portfolio switches its benchmark index from the Wilshire Small Cap to the S&P SmallCap 600. This change is being made so that the Portfolio can track the index more closely and better replicate the performance of the small cap stocks within the index.

Best regards,


/s/ John O. Gilbert                                /s/ Steven A. Weber
-------------------------                          -------------------------
    John O. Gilbert                                    Steven A. Weber


                             $Look How We've Grown
                             ---------------------
                               TOTAL NET ASSETS

              Money                                     Large          Small
Dates         Market      Balanced        Bond         Company        Company
-------------------------------------------------------------------------------
 6/14/95...$ 2,000,000  $ 12,502,039  $ 5,000,813   $  7,501,222   $  5,000,815
 6/30/95...$ 2,238,534  $ 12,927,547  $ 5,004,069   $  8,198,822   $  5,301,532
12/31/95...$ 7,044,642  $ 28,758,722  $ 9,362,832   $ 23,138,378   $ 15,665,864
 6/30/96...$12,427,818  $ 73,715,371  $13,866,701   $ 60,797,663   $ 39,544,165
12/31/96...$17,125,033  $126,517,669  $17,666,369   $120,088,690   $ 70,209,390
 6/30/97...$21,139,504  $202,084,379  $20,576,362   $217,338,084   $104,718,171
12/31/97...$25,460,293  $306,501,340  $26,709,660   $318,475,190   $152,927,652




/1/ An index composed of 500 common stocks representative of the stock market as a whole. "S&P 500/R/" is a trademark of McGraw-Hill, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

/2/ An index comprised of 250 stocks designed to represent performance attributes of the smaller capitalization segment of the U.S. equity markets.

/3/ An index that encompasses four major classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.


                                                            December 31, 1997  3

================================================================================
A A L  V A R I A B L E  A N N U I T Y



[AAL LOGO] Money Market Portfolio




How did the Portfolio perform
during 1997?
The return on the Portfolio for 1997 was 4.04%, compared to an average of 3.91% for all variable annuity money market funds reported by Morningstar/1/. Money market returns in 1997 were aided by a 0.25% increase in the Fed funds rate in March, which caused short-term interest rates to increase as well. After the March increase, the Fed left rates unchanged through the remainder of the year. This kept the returns fairly steady.

                                                            [PHOTO APPEARS HERE]
                                                            Alan D. Onstad
                                                            Portfolio Manager



What economic factors are likely to affect performance in the coming months? The primary factor affecting performance is action taken by the Fed. Action by the Fed to raise or lower rates would have an impact either positively, in the case of higher rates, or negatively, in the case of lower rates. If the current turmoil


 $Value of a $10,000 Investment
----------------------------------

[CHART APPEARS HERE]

               AAL Money Market         Salomon Brothers
               Portfolio                Short-Term Index

 6/14/95       $10,000                  $10,000
 6/30/95       $10,025
12/31/95       $10,302                  $10,292
 6/30/96       $10,566                  $10,547
12/31/96       $10,841                  $10,801
 6/30/97       $11,116                  $11,059
12/31/97       $11,419                  $11,328

===Money Market Portfolio
 ...Salomon Brothers Short-Term Index*




                   %Total Returns/1/
                    ----------------
                As of December 31, 1997


                                                  SEC
                  Fund         Variable        Variable
                Portfolio/2/  Subaccount/3/   Subaccount/4/
                -------------------------------------------
1 Year.........   5.33%         4.04%          (2.52)%
                -------------------------------------------
Inception......   5.34%         4.05%           2.18%
                -------------------------------------------

Past performance is not an indication of future results.

/1/Total Returns - Total return and unit values are subject to fluctuation.
   Accumulation units, when redeemed, may be worth more or less than their original value.
/2/Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.
/3/Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.
/4/SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.

                                  * An index composed of 1-month Treasury bills.

4  Portfolio Perspective

A A L  V A R I A B L E  A N N U I T Y

Money Market Portfolio

% Sector Allocations
 ....................

[PIE CHART APPEARS HERE]


in Southeast Asia persists, it could cause a slowdown in the U.S. Gross Domestic Product growth. This potentially could cause the Fed to decrease rates in 1998. However, if the Southeast Asian effect is not significant and the U.S. economy resumes its rapid growth, the Fed could raise rates in 1998.


                           % of
                        Net Assets
                        -----------
 .Consumer Non-Durables...... 27.0%
 .Utilities.................. 25.4%
 .Finance.................... 21.0%
 .Technology................. 14.3%
 .Consumer Durables..........  6.4%
 .Energy.....................  5.9%
                        -----------
                        Total 100%



How are individual commercial paper issuers selected for inclusion in the Portfolio?
All issuers in the Portfolio are of the highest quality and are monitored regularly to ensure safety of principal. The Adviser engages in extensive financial analysis and sensitivity testing on each issuer before adding its securities to the Portfolio, and continually monitors the issuer thereafter. This analysis includes investigation and consideration of the issuer's profitability, leverage and liquidity ratios. Issuers deemed appropriate for the Portfolio are placed on an "approved list" from which investments can be made. The Portfolio will purchase securities only from the issuers on the approved list.




                                   5  Largest Holdings
                               ...............................
                               Interest   Maturity     % of
Security                         Rate       Date    Net Assets
--------------------------------------------------------------
General Mills, Inc............. 6.55%      1/2/98      4.0%
Abbott Laboratories............ 5.95%      1/9/98      4.0%
Associates Corporation
of North America............... 5.66%     1/29/98      3.4%
Motorola, Inc.................. 5.65%      2/2/98      3.4%
R.R. Donnelley & Sons
Company........................ 5.68%      2/3/98      3.4%

                               % Credit Quality
                               ................

                        100% Tier 1 Commercial Paper


/1/ Morningstar Principia/TM/ for Variable Annuities/Life, Morningstar, Inc. The average return, after expenses, for 313 subaccounts with similar investment objectives.


                                                        Money Market Portfolio 5

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y


[AAL LOGO APPEARS HERE]  Bond Portfolio


How did the overall bond market perform during 1997, and what factors affected performance?

The 1997 bond market can best be described as volatile. The bond market started 1997 with rates rising for most of the month of January. Rates subsequently declined for most of February, before rising again to peak levels in late April. From this point, interest rates declined rather consistently through the balance of the year. The rate decline appears to be the result of modest inflation providing the Federal Reserve Board (Fed) the flexibility of not having to tighten monetary policy. Modest inflation was triggered by global competition, as well as significant gains in productivity. The Portfolio returned 8.01% for 1997, compared to an average of 8.11% for all variable annuity intermediate bond funds reported by Morningstar/1/.

[Photo of R. Jerry Scheel]
Portfolio Manager




                              % Total Returns/1/
                           -------------------------
                            As of December 31, 1997


                                                                SEC
                            Fund            Variable          Variable
                        Portfolio/2/      Subaccount/3/     Subaccount/4/
                        -------------------------------------------------
1 Year.................     9.37%             8.01%             1.20%
                        -------------------------------------------------
Inception..............     7.16%             5.93%             4.03%
                        -------------------------------------------------

$Value of a $10,000 Investment
------------------------------

[CHART APPEARS HERE]

               AAL Bond            Lehman Brothers
               Portfolio           Aggregate Bond Index

 6/14/95       $10,000             $10,000
 6/30/95       $9,988
12/31/95       $10,580             $10,617
 6/30/96       $10,427             $10,809
12/31/96       $10,908             $11,000
 6/30/97       $11,232             $11,340
12/31/97       $11,930             $12,062


           Past performance is not an indication of future results.

1 Total Returns - Total return and unit values are subject to fluctuation.
  Accumulation units, when redeemed, may be worth more or less than their original value.

2 Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

3 Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

4 SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.

                                      *See footnote 3 on page 3 for description.

6  Portfolio Perspective

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y



Yields on investment grade bonds seem low by recent historical standards.

During 1997, interest rates declined by 0.75% for 30-year Treasuries. Several factors contributed to lower interest rates. The most significant factors were good productivity growth, intense global competition and a substantial improvement in federal deficit spending. These factors provided a favorable outlook for inflation, which in turn enabled the Fed to keep the Fed funds rate unchanged for the last three quarters of 1997.

Which types of bonds (e.g., corporate, government, asset backed, etc.) in the Portfolio stood out over the period?

Rates of return varied significantly by type of bond during 1997. The highest absolute returns came from corporate bonds, which had total returns of 10.23%. This was followed by agency bonds -9.70%, government securities - 9.59% and mortgage-backed bonds - 9.49%.

/1/ Morningstar Principia/TM/ for Variable Annuities/Life, Morningstar, Inc. The average return, after expenses, for 259 subaccounts with similar investment objectives.


                             % Sector Allocations
                             --------------------

                           [PIE CHART APPEARS HERE]

                                                       % of
                                                    Net Assets
                                                    ----------
     U.S. Government
 .    Obligations....................................     42.7%

     U.S. Government
 .    Agency Obligations.............................     35.1%

 .    Corporate Obligations..........................     14.3%
     Other Government

 .    Securities.....................................      3.8%

 .    Utility Bonds..................................      1.8%

 .    Short-Term Investments.........................      1.3%

 .    Asset-Backed Securities........................      0.9%

 .    Other Assets, less Liabilities.................      0.1%
                                                 -------------
                                                  Total   100%


                               % Credit Quality
                               ----------------

                                                       % of
Rating                                              Net Assets
--------------------------------------------------------------
AAA..................................................    80.9%
AA...................................................     2.6%
A....................................................    10.7%
BBB..................................................     5.8%

Average Quality:.....................................      AAA
Average Maturity:....................................7.8 Years


                              5 Largest Holdings
                              ------------------

                        Interest      Maturity         % of
Security                  Rate          Date        Net Assets
--------------------------------------------------------------
U.S. Treasury Bond...... 9.875%       11/15/15         1.3%
U.S. Treasury Bond...... 7.625%       11/15/22         1.3%
U.S. Treasury Bond...... 7.875%        2/15/21         1.3%
U.S. Treasury Bond......10.375%       11/15/12         1.3%
U.S. Treasury Bond...... 7.500%       11/15/16         1.2%


                                                               Bond Portfolio  7

================================================================================
A A L  V A R I A B L E  A N N U I T Y

[AAL LOGO] Balanced Portfolio

How did the Portfolio perform during 1997, and what influenced performance more, stocks or bonds? The Portfolio experienced a favorable return. For 1997, the portfolio provided a total return of 20.2%, compared to an average of 17.4% for all variable annuity balanced funds reported by Morningstar/1/. The primary reason for this was performance and weighting of the stock component of the Portfolio. The common stock component provided a gross total return of 33.3%, compared to a gross total return on the bond component of 9.8%. Common stocks were more heavily weighted in the Portfolio than bonds.

[PHOTO APPEARS HERE]
John A. Larson
Portfolio Manager


$ Value of a $10,000 Investment
-------------------------------

[CHART APPEARS HERE]

               AAL Balanced   S&P 500(R)     Lehman    Blended   Salomon
               Portfolio      Index

 6/14/95       $10,000        $10,000        $10,000   $10,000   $10,000
 6/30/95       $10,107
12/31/95       $11,146        $11,631        $10,617   $11,142   $10,292
 6/30/96       $11,695        $12,966        $10,809   $11,969   $10,547
12/31/96       $12,667        $14,301        $11,000   $12,796   $10,801
 6/30/97       $14,225        $17,249        $11,340   $14,415   $11,059
12/31/97       $15,416        $19,073        $12,062   $15,639   $11,328

 . Balanced Portfolio
 . S&P 500/R/ Index*
 . Lehman Brothers Aggregate Bond Index*
 . Blended Index**
 . Salomon Brothers Short-Term Index***

         % Total Returns/1/
         ------------------
         As of December 31, 1997


                                                        SEC
                  Fund             Variable           Variable
                Portfolio/2/      Subaccount/3/     Subaccount/4/
                -------------------------------------------------
1 Year........... 21.71%             20.20%             12.62%
                -------------------------------------------------
Inception........ 18.49%             17.00%             14.90%
                -------------------------------------------------

     Past performance is not an indication of future results.

/1/ Total Returns - Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/3/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.





                                     * See footnotes on page 3 for descriptions.

                                       **This index is a blend of the S&P 500/R/
                                             Index (55%), Lehman Index (35%) and
                                                            Salomon Index (10%).

                                     *** See footnote on page 4 for description.

8  Portfolio Perspective

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y



The Portfolio holds a mix of large company stocks, bonds and money market instruments. How, if at all, did the mix of the Portfolio change over the course of the year and why?

The changes made to the investment mix helped the Portfolio's relative performance. The mix was altered slightly, in an attempt to enhance returns relative to a neutral weighting of 55% in stocks, 35% in bonds and 10% in money market instruments. The Portfolio was slightly overweighted in stocks and bonds for most of the year and this turned out to be the right move. The stock portion of the Portfolio was reduced to less than 55% in November and December, a period when stocks did not perform well.

What economic factors do you think will influence the Portfolio's performance in the next six months?

There are two major factors that may affect performance of the markets: corporate earnings and financial problems in Southeast Asia. We are concerned that U.S. corporations will report lower earnings for 1998, and that negative earnings surprises may result in lower share prices for the stocks of those companies. If weak earnings are based broadly enough, it may be a difficult period for the stock market. The other area of concern is the banking and economic difficulties experienced by a number of Southeast
Asian countries. If the weakness escalates, the implication is lower world wide economic growth, leading to a reduction in potential corporate earnings and a relatively weak stock market. Such conditions, however, might be favorable for the bond market.


/1/Morningstar Principia/TM/ for Variable Annuities/Life,
Morningstar, Inc. The average return, after expenses, for 549 subaccounts with similar investment objectives.


                 % Asset Allocations
                 -------------------


                                         % of
                                      Net Assets
                                      ----------
 . Common Stocks..........................  54.7%
 . Bonds..................................  34.9%
 . Short-Term Obligations.................  10.6%
 . Other Assets, less Liabilities......... (0.2)%
                                     -----------
                                     Total  100%

Balanced Portfolio


               5 Largest Equity Holdings
               -------------------------

                                            % of
Security                                 Net Assets
---------------------------------------------------
General Electric Company.................  2.0%
Coca-Cola Company........................  1.7%
Microsoft Corporation....................  1.1%
Exxon Corporation........................  1.1%
Merck and Company, Inc...................  0.9%

                                                           Balanced Portfolio  9

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y

[AAL LOGO] Large Company Stock Portfolio


How did large cap stocks perform during 1997, and what factors affected performance?

Large cap stocks were star performers in 1997. The S&P 500/R/ Index was the best performing equity index in the U.S. by a wide margin over other indexes that group stocks by market capitalization. The Portfolio had a total return of 30.95% for 1997, compared to an average of 26.03% for all variable annuity large company funds reported by Morningstar/1/.

Several factors contributed to excellent performance of large cap stocks. One factor was the superior earnings power of larger capitalization companies. Another was the growing interest by the public in investing in S&P 500/R/ Index funds such as the Large Company Stock Portfolio. A third factor was the influence of the foreign investor in the United States. Investors in foreign countries tend to favor larger companies that are international in scope and have familiar names.


[PHOTO APPEARS HERE]

David J. Schnarsky
Portfolio Manager


$ Value of a $10,000 Investment
-------------------------------

[CHART APPEARS HERE]

               AAL Large Company
               Stock Portfolio          S&P 500(R) Index

6/14/95        $10,000                  $10,000
6/30/95        $10,190
12/31/95       $11,639                  $11,631
6/30/96        $12,793                  $12,966
12/31/96       $14,254                  $14,301
6/30/97        $17,150                  $17,249
12/31/97       $18,900                  $19,073


 . Large Company Stock Portfolio
 . S&P 500/R/ Index*

                             % Total Returns/1/
                             ------------------
                             As of December 31, 1997


                                                      SEC
                   Fund            Variable         Variable
                 Portfolio/2/     Subaccount/3/     Subaccount/4/
                 ------------------------------------------------
1 Year...........  32.59%           30.95%            22.70%
                 ------------------------------------------------
Inception........  28.35%           26.64%            24.37%
                 ------------------------------------------------


      Past performance is not an indication of future results.

/1/ Total Returns - Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/3/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.


                                     * See footnote 1 on page 3 for description.

10  Portfolio Perspective

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y



How has the U.S. stock market performed versus foreign stock markets?

While the S&P 500/R/ Index provided a total return of 33.4% in 1997, foreign markets did not perform as well in comparison. One measure of foreign market performance is the Morgan Stanley Capital International EAFE Index/2/. The EAFE total return for 1997 was 0.2%. During 1997, Europe continued to struggle with relatively high unemployment and relatively stagnant economic growth. Japan has been in a recession, and other Asian countries that previously were enjoying booming economies began to experience serious financial and economic problems at the end of 1997. During the same period, the U.S. economy enjoyed continued prosperity and stability.

Were there any particular holdings that contributed significantly to the performance of the Portfolio?

What is unique about an index fund such as the Large Company Stock Portfolio, which replicates the holdings of the S&P 500/R/ Index, is that it holds 500 different stocks. Accordingly, no one holding or small group of holdings have an inordinate influence on the performance of the Portfolio. The largest holding is General Electric Company, which represented 3.2% of the Portfolio at year end. In 1997 it was important to be exposed to the 100 largest companies in the index to achieve the highest returns. These 100 largest companies had a market capitalization weighted (relative to its size in the index) return of 36.2%--significantly higher than the smaller cap stocks in the index which had a weighted return of 26.2%.

/1/ Morningstar Principia/TM/ for Variable Annuities/Life, Morningstar, Inc. The average return, after expenses, for 1,012 subaccounts with similar investment objectives.

/2/ A market capitalization-weighted equity index composed of a sample of companies representative of the market structure in twenty countries. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float.

% Sector Allocations
--------------------

[PIE CHART]

                                 % of
                               Net Assets
                               ----------
 . Consumer Non-Durables............ 32.6%
 . Finance.......................... 16.9%
 . Technology....................... 13.0%
 . Utilities........................ 11.6%
 . Energy...........................  8.4%
 . Materials & Services.............  7.5%
 . Capital Goods....................  5.7%
 . Consumer Durables................  2.6%
 . Transportation...................  1.3%
 . Short-Term Obligations...........  1.0%
 . Other Assets, less Liabilities... (0.6)%
                             -------------
                             Total   100%


10 Largest Holdings
                                  % of
Security                       Net Assets
-----------------------------------------
General Electric Company...........  3.2%
Coca-Cola Company..................  2.2%
Microsoft Corporation..............  2.1%
Exxon Corporation..................  2.0%
Merck & Company, Inc...............  1.7%
Royal Dutch Petroleum Company......  1.5%
Intel Corporation..................  1.5%
Philip Morris Companies, Inc.......  1.4%
Proctor & Gamble Company...........  1.4%
International Business Machines
Corporation........................  1.3%


Large Company Stock Portfolio     11

================================================================================

A A L  V A R I A B L E  A N N U I T Y


[AAL VARIABLE ANNUITY LOGO]

Small Company Stock Portfolio


[Photo of Brian J. Flanagan]
Brian J. Flanagan
Portfolio Manager


How did small cap stocks perform during 1997, and what factors affected performance?

Small cap stocks performed well in 1997. The Portfolio provided a total return of 23.81%, compared to an average of 18.60% for all variable annuity small company funds reported by Morningstar/1/. Many industries contributed to the tremendous performance; however, three industries stood out. The leader was air transportation, with an industry-average total return of 149%, as airlines enjoyed healthy profits. The next best performing industry was banking, which benefited from industry consolidation and returned an average of 72%. Finally, the construction industry returned 68%, helped by the strong housing market. Falling interest rates fueled the housing market in 1997. The worst performing industry in the index was the gold industry, which returned -92%.


Value of a $10,000 Investment
-----------------------------

[CHART APPEARS HERE]


               AAL Small Company        Wilshire Small
               Stock Portfolio          Cap Index

6/14/95        $10,000                  $10,000
6/30/95        $10,110
12/31/95       $11,070                  $11,181
6/30/96        $12,047                  $12,288
12/31/96       $13,084                  $13,394
6/30/97        $14,779                  $15,258
12/31/97       $16,403                  $16,987




                               Total Returns/1/
                                ----------------
                            As of December 31, 1997

                                                              SEC
                              Fund         Variable        Variable
                          Portfolio/2/   Subaccount/3/   Subaccount/4/
                          --------------------------------------------
1 Year...................    25.37%         23.81%           16.01%
                          --------------------------------------------
Inception................    21.41%         19.74%           17.60%
                          --------------------------------------------


Past performance is not an indication of future results.

/1/ Total Returns - Total return and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/3/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/4/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.

* See footnote 2 on page 3 for description.

12  Portfolio Perspective

===============================================================================
                     A A L  V A R I A B L E  A N N U I T Y

What stocks contributed most to the Portfolio's performance?
The highest returning stocks in the Portfolio for 1997 were:

                        Total
Company                 Return
------------------------------
Citrix Systems Inc.......136%
Fred Meyer Inc...........105%
Peoples Bank Bridgeport..103%

Citrix Systems is an applications software company that supplies multi-user application server products. Fred Meyer operates more than 400 retail stores offering food, apparel, general merchandise, fine jewelry and other merchandise. People's Bank is an independent bank offering diversified consumer and commercial financial services as well as investment services.

What factors do you think will affect the small cap market in 1998?
Many conflicting factors face small cap stocks in 1998. If the current environment of low inflation, low interest rates and attractive relative valuations versus large cap stocks continues, performance for small cap stocks in 1998 may improve over 1997. However, some negative factors that may be looming are slower domestic growth, the on-going Southeast Asian currency crisis, high investor expectations and high stock valuations.

/1/ Morningstar Principia/TM/ for Variable Annuities/Life, Morningstar, Inc. The average return, after expenses, for 265 subaccounts with similar investment objectives.

Sector Allocations

      [pie chart]

                               % of
                            Net Assets
--------------------------------------
Consumer Non-Durables..........25.0%
Finance........................20.0%
Materials & Services...........19.3%
Technology......................9.0%
Utilities.......................8.6%
Capital Goods...................5.2%
Energy..........................4.4%
Consumer Durables...............4.4%
Transportation..................2.7%
Short-Term Obligations..........0.9%
Other Assets, less Liabilities..0.5%
                               -----
                         Total  100%


             10 Largest Holdings
                                 % of Net
Security                          Assets
-----------------------------------------
Fred Meyer, Inc....................1.5%
First Commerce Corporation.........1.2%
Peoples Bank of Bridgeport, Conn...1.1%
ICN Pharmaceuticals, Inc...........1.0%
Catellus Development Corporation...1.0%
Bergen Brunswig Corporation........1.0%
Citrix Systems, Inc................1.0%
Western National Corporation.......1.0%
Intuit, Inc........................0.9%
American Bankers Insurance Group...0.9%

Small Company Stock Portfolio 13

================================================================================
                             AAL VARIABLE ANNUITY


[LOGO OF AAL VARIABLE ANNUITY]
Money Market Portfolio
Schedule of Investments as of December 31, 1997


The Portfolio Seeks: To provide maximum current income consistent with liquidity and a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality, short-term money market instruments.

The Portfolio Is: A diversified portfolio of high-quality, short-term money market instruments.

Principal      Short-Term                                  Interest       Maturity       Market
Amount         Obligations (97.4%)                         Rate*          Date           Value
====================================================================================================
Commercial Paper (97.4% )
-------------------------
$1,000,000     Abbott Laboratories........................    5.950%        1/9/98          $998,678
   419,000     Alabama Power Company......................    5.550        1/20/98           417,773
   802,000     American Express Credit Corporation........    5.880        1/22/98           799,249
   850,000     Associates Corporation of North America....    5.660        1/29/98           846,258
   281,000     AT&T Corporation...........................    5.730         1/8/98           280,687
   764,000     Baltimore Gas & Electric Company...........    5.970        1/13/98           762,480
   208,000     Bell Atlantic Network Funding..............    5.900        1/22/98           207,284
   628,000     Bell Atlantic Network Funding..............    5.870        1/12/98           626,874
   800,000     Bell South Telecommunications..............    5.680        2/12/98           794,699
   800,000     Beneficial Corporation.....................    5.710        1/23/98           797,208
   775,000     Carolina Power & Light, Inc................    5.850        1/21/98           772,481
   800,000     CountryWide Home, Inc......................    5.860         1/5/98           799,479
   800,000     Dresser Industries, Inc....................    5.880         1/6/98           799,347
   800,000     Duke Energy Corporation....................    5.650        1/13/98           798,493
   672,000     Exxon Imperial, Inc........................    5.800         1/9/98           671,134
   800,000     Ford Motor Credit Company..................    5.600         1/6/98           799,378
   566,000     General Electric Capital Corporation.......    6.000        1/14/98           564,774
 1,000,000     General Mills, Inc.........................    6.550         1/2/98           999,818
   800,000     General Signal Corporation.................    5.950        1/20/98           797,488
   800,000     General Motors Acceptance Corporation......    5.730        1/27/98           796,689
   635,000     Hershey Foods Corporation..................    5.530        1/16/98           633,537
   241,000     Hewlett Packard Company....................    5.720         1/5/98           240,847
   650,000     Household Finance Corporation..............    5.530         1/2/98           649,900
   300,000     IBM Credit Corporation.....................    6.400        1/14/98           299,307
   800,000     JC Penney Funding Corporation..............    5.800         1/8/98           799,098
   107,000     Merrill Lynch & Company, Inc...............    6.000        1/16/98           106,733
   657,000     Merrill Lynch & Company, Inc...............    5.640        1/30/98           654,015
   850,000     Motorola, Inc..............................    5.650         2/2/98           845,731
   830,000     New England Power Company..................    6.000         1/5/98           829,447
   800,000     New Jersey Natural Gas Company.............    5.830         1/5/98           799,482
   825,000     Nordstrom Credit Company...................    6.000        1/12/98           823,488
   708,000     Pitney-Bowes, Inc..........................    5.850        1/16/98           706,274
   850,000     R.R. Donnelley & Sons Company..............    5.680         2/3/98           845,574
   800,000     Sears Roebuck Acceptance Corporation.......    5.900        1/21/98           797,377
   800,000     Walt Disney Company........................    6.000         1/7/98           799,200
   651,000     Xerox Corporation..........................    5.720         1/7/98           650,378

                   ---------------------------------------------------------------------------------
                   Total Commercial Paper (97.4%)
                     (amortized cost $24,810,659)                                         24,810,659
                   =================================================================================
                   ---------------------------------------------------------------------------------
                   Other Assets, less Liabilities (2.6%)                                     649,634
                   =================================================================================
                   ---------------------------------------------------------------------------------
                   NET ASSETS (100.0%)                                                   $25,460,293
                   =================================================================================

*The interest rate shown reflects the coupon rate or, for the securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.
 ................................................................................
14  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

[AAL LOGO GOES HERE]  Bond Portfolio
                      Schedule of Investments as of December 31, 1997


The Portfolio Seeks: To achieve investment results that approximate the total -------------------- return of the Lehman Brothers Aggregate Bond Index ("Lehman
                     Index") by investing primarily in bonds and other debt securities included in the index.

The Portfolio Is:    A diversified portfolio consisting of a representative
-----------------    sample of fixed income and mortgage-backed securities
                     included in the Lehman Index.


Bond Portfolio


Principal       Long-Term               Interest    Maturity          Market
Amount          Securities (98.6%)      Rate        Date              Value
================================================================================
U.S. Government Obligations (42.7%)
-----------------------------------
$200,000        U.S. Treasury Notes....... 5.750%   12/31/98        $200,250
 250,000        U.S. Treasury Notes....... 6.375     1/15/99         251,797
 250,000        U.S. Treasury Notes....... 5.500     2/28/99         249,531
 250,000        U.S. Treasury Notes....... 5.875     3/31/99         250,703
 250,000        U.S. Treasury Notes....... 7.000     4/15/99         254,062
 250,000        U.S. Treasury Notes....... 6.750     5/31/99         253,594
 315,000        U.S. Treasury Notes....... 6.750     6/30/99         319,922
 300,000        U.S. Treasury Notes....... 6.875     7/31/99         305,250
 300,000        U.S. Treasury Notes....... 5.875     8/31/99         300,937
 300,000        U.S. Treasury Notes....... 7.125     9/30/99         307,125
 250,000        U.S. Treasury Notes....... 7.500    10/31/99         257,734
 275,000        U.S. Treasury Notes....... 7.750    11/30/99         285,141
 275,000        U.S. Treasury Notes....... 7.750    12/31/99         285,742
 260,000        U.S. Treasury Notes....... 7.125     2/29/00         267,556
 250,000        U.S. Treasury Notes....... 5.875     6/30/00         251,172
 200,000        U.S. Treasury Notes....... 6.125     9/30/00         202,125
 250,000        U.S. Treasury Notes....... 8.500    11/15/00         268,281
 240,000        U.S. Treasury Notes....... 7.750     2/15/01         253,950
 285,000        U.S. Treasury Notes....... 8.000     5/15/01         304,683
 200,000        U.S. Treasury Notes....... 7.875     8/15/01         213,875
 150,000        U.S. Treasury Notes....... 5.875    11/30/01         150,703
 175,000        U.S. Treasury Notes....... 6.500     5/31/02         180,141
 200,000        U.S. Treasury Notes....... 6.250     2/15/03         204,562
 250,000        U.S. Treasury Notes....... 5.750     8/15/03         250,234
 265,000        U.S. Treasury Notes....... 7.250     5/15/04         286,034
 250,000        U.S. Treasury Notes....... 7.250     8/15/04         270,234
 160,000        U.S. Treasury Notes....... 7.500     2/15/05         175,800
 280,000        U.S. Treasury Notes....... 7.000     7/15/06         302,312
 250,000        U.S. Treasury Notes....... 6.500    10/15/06         261,797
 200,000        U.S. Treasury Notes....... 6.250     2/15/07         206,437
 250,000        U.S. Treasury Bonds.......10.375    11/15/12         332,344
 250,000        U.S. Treasury Bonds....... 9.875    11/15/15         355,547
 250,000        U.S. Treasury Bonds....... 7.250     5/15/16         284,609
 275,000        U.S. Treasury Bonds....... 7.500    11/15/16         320,805
  75,000        U.S. Treasury Bonds....... 8.750     5/15/17          98,297
 250,000        U.S. Treasury Bonds....... 8.125     8/15/19         312,890
 275,000        U.S. Treasury Bonds....... 7.875     2/15/21         337,648
  80,000        U.S. Treasury Bonds....... 8.125     5/15/21         100,800
 290,000        U.S. Treasury Bonds....... 7.625    11/15/22         349,087
 250,000        U.S. Treasury Bonds....... 7.125     2/15/23         285,234
 250,000        U.S. Treasury Bonds....... 6.250     8/15/23         257,656
 260,000        U.S. Treasury Bonds....... 7.500    11/15/24         310,944
 250,000        U.S. Treasury Bonds....... 6.875     8/15/25         278,672
 200,000        U.S. Treasury Bonds....... 6.750     8/15/26         220,187

                        --------------------------------------------------------
                        Total U.S. Government
                        Obligations                               11,416,404
                        ========================================================


U.S. Government Agency Obligations (35.1%)
------------------------------------------

 245,000       Federal Home Loan
                Bank Debentures........... 5.440    10/15/03         238,444

 143,261       Federal Home Loan
                Mortgage Corporation
                Gold 7-Yr. Balloon........ 7.000      7/1/02         145,528

 147,849       Federal Home Loan
                Mortgage Corporation
                15-Yr. Pass Through....... 7.000      1/1/11         150,188

 240,201       Federal Home Loan
                Mortgage Corporation
                30-Yr. Pass Through....... 7.000      6/1/26         242,584

 244,153       Federal Home Loan
                Mortgage Corporation
                30-Yr. Pass Through....... 7.500     10/1/27         250,059

 195,261       Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through................... 6.500      4/1/24         193,708

 206,822       Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through................... 7.500      8/1/25         212,031

 178,472       Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass Through.. 8.000      1/1/26         184,826


The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                         AAL Variable Annuity Annual Report  15

================================================================================


                     A A L  V A R I A B L E  A N N U I T Y


     Bond Portfolio -- continued
     Schedule of Investments as of December 31, 1997


Principal   Long-Term                   Interest      Maturity        Market
Amount      Securities (98.6%)          Rate          Date            Value
================================================================================
U.S. Government Agency Obligations (35.1%)--Continued
-----------------------------------------------------
$246,624    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through...... 7.000%       4/1/27      $248,863
 232,753    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through...... 8.500       11/1/25       243,083
 250,000    Federal National
             Mortgage Association
             Global Bond................... 7.875       2/24/05       276,715
 250,000    Federal National
             Mortgage Association
             Notes......................... 9.050       4/10/00       266,836
 250,000    Federal National
             Mortgage Association
             Notes......................... 6.450       4/23/01       254,038
 250,000    Federal National
             Mortgage Association
             Notes......................... 7.500       2/11/02       263,967
 240,541    Federal National
             Mortgage Association
             7-Yr. Balloon................. 6.500       10/1/03       241,404
 230,552    Federal National
             Mortgage Association
             15-Yr. Pass Through........... 6.000        4/1/11       226,925
 223,848    Federal National
             Mortgage Association
             15-Yr. Pass Through........... 7.500        7/1/12       229,688
 225,912    Federal National
             Mortgage Association
             15-Yr. Pass Through........... 8.000       2/15/12       233,778
 206,367    Federal National
             Mortgage Association
             15-Yr. Pass Through........... 7.000        9/1/12       209,466
 161,969    Federal National
             Mortgage Association
             30-Yr. Pass Through...........10.500        8/1/20       180,399
 86,250     Federal National
             Mortgage Association
             30-Yr. Pass Through........... 9.000        2/1/25        91,697
 168,480    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 8.500       12/1/25       175,922
 211,788    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 7.500        1/1/26       216,893
 245,027    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 7.000        2/1/26       247,036
 233,634    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 6.500        5/1/26       230,725
 229,426    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 8.000        9/1/26       237,580
 217,317    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 7.500        2/1/27       222,417
 239,721    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 7.000        3/1/27       241,687
 249,070    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 6.500        8/1/27       245,829
 250,000    Federal National
             Mortgage Association
             30-Yr. Pass Through........... 7.500      11/15/27       255,812
 201,271    Government National
             Mortgage Association
             15-Yr. Pass Through........... 6.500       6/15/09       202,445
 206,220    Government National
             Mortgage Association
             30-Yr. Pass Through........... 7.500       3/15/23       211,953
 208,245    Government National
             Mortgage Association
             30-Yr. Pass Through........... 7.000       1/15/24       210,433
 173,586    Government National
             Mortgage Association
             30-Yr. Pass Through........... 9.000       9/15/24       186,821
 217,883    Government National
             Mortgage Association
             30-Yr. Pass Through........... 8.000       6/15/25       226,129
 243,624    Government National
             Mortgage Association
             30-Yr. Pass Through........... 6.000       5/15/26       235,329
 246,884    Government National
             Mortgage Association
             30-Yr. Pass Through........... 8.000      10/15/26       256,117
 179,457    Government National
             Mortgage Association
             30-Yr. Pass Through........... 8.500      12/15/26       188,579
 250,466    Government National
             Mortgage Association
             30-Yr. Pass Through........... 7.500       3/15/27       256,682
 249,814    Government National
             Mortgage Association
             30-Yr. Pass Through........... 7.000       11/1/27       251,848
 250,000    Private Export Funding
             Corporation................... 6.240       5/15/02       253,013
 250,000    Tennessee Valley Authority..... 6.000       11/1/00       251,323
                                      ---------------------------------------
                                       Total U.S. Government
                                       Agency Obligations           9,388,800
                                      =======================================


The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
16   AAL Variable Annuity Annual Report

======================================================================
AAL VARIABLE ANNUITY



Bond Portfolio -- continued
Schedule of Investments as of December 31, 1997


Principal      Long-Term                               Interest     Maturity          Market
Amount         Securities (98.6%)                      Rate         Date              Value
=============================================================================================
Asset-Backed Securities (0.9%)
 ..............................

       $250,000         NationsBank Credit Card
                          Trust Certificate............  6.000%     12/15/05         $247,420
                        ---------------------------------------------------------------------
                        Total Asset-Backed
                        Securities                                                    247,420
                        =====================================================================

Corporate Obligations (14.3%)
 .............................
        225,000         Abbott Laboratories
                          Notes........................  6.800       5/15/05          234,625
        250,000         American Express Company
                          Senior Notes.................  6.750        6/1/01          254,759
        250,000         Columbia Gas Systems
                          Notes........................  7.320      11/28/10          259,689
        250,000         Commercial Credit Company
                          Notes........................  6.625      11/15/06          250,760
        250,000           Crown Cork & Seal Notes......  6.750       4/15/03          253,648
        250,000           Enron Corporation Notes......  6.875      10/15/07          254,448
        250,000         Ford Motor Credit
                          Corporation Notes............  8.200       2/15/02          265,985
        250,000         Foster Wheeler Corporation
                          Notes........................  6.750      11/15/05          250,897
        250,000         General Electric Corporation
                          Notes........................  8.750       5/21/07          292,553
        200,000         General Motors Acceptance
                          Corporation Notes............  9.625      12/15/01          223,452
        250,000         Household Finance
                          Corporation Notes............  6.875        3/1/03          254,782
        300,000           IBM Corporation Notes........  7.250       11/1/02          313,708
        250,000           PepsiCo Inc. Notes...........  5.700       11/1/08          239,072
        200,000         Tosco Corporation First
                          Mortgage Bonds...............  9.625       3/15/02          223,664
        225,000           Xerox Corporation Notes......  9.750       3/15/00          241,849
                        ---------------------------------------------------------------------
                        Total Corporate
                        Obligations                                                 3,813,891
                        =====================================================================

Utility Bonds (1.8%)
 ....................
        200,000         Baltimore Gas & Electric
                          Company First Refunding
                          Mortgage Bonds...............  7.500       1/15/07          215,834
        250,000         Texas Utilities Company
                          First Mortgage Bonds.........  7.375        8/1/01          258,856

                        ---------------------------------------------------------------------
                        Total Utility Bonds                                           474,690
                        =====================================================================



Principal      Long-Term                              Interest        Maturity         Market
Amount         Securities (98.6%)                     Rate            Date             Value
=============================================================================================
Other Government Securities (3.8%)
 ..................................

        $250,000        Province of Manitoba
                          Debentures................... 6.125%       1/19/04         $249,620
         250,000        Province of Nova
                          Scotia Debentures............ 7.250        7/27/13          268,755
         200,000        Province of Ontario Senior
                          Global Bond.................. 6.125        6/28/00          200,742
         250,000        Province of Quebec
                          Global Bond..................11.000        6/15/15          284,763

                        ---------------------------------------------------------------------
                        Total Other Government
                        Securities                                                  1,003,880
                        =====================================================================
                        ---------------------------------------------------------------------
                        Total Long-Term Securities
                        (amortized cost basis $25,880,246)                         26,345,085
                        =====================================================================
Short-Term Investments (1.3%)
 .............................
        352,000 R.R. Donnelley & Sons
                        Company......................   6.650         1/2/98          351,935
                        ---------------------------------------------------------------------
                        Total Short-Term Investments
                        (amortized cost basis $351,935)                               351,935
                        =====================================================================
                        ---------------------------------------------------------------------
                        Total Investments (99.9%)
                        (amortized cost basis $26,232,181)                         26,697,020
                        =====================================================================
                        ---------------------------------------------------------------------
                        Other Assets, less
                        Liabilities (0.1%)                                             12,640
                        =====================================================================
                        ---------------------------------------------------------------------
                        NET ASSETS (100.0%)                                       $26,709,660
                        =====================================================================



The accompanying notes to the financial statements are an integral part of this schedule.


AAL Variable Annuity Annual Report  17

================================================================================
                             AAL VARIABLE ANNUITY



[AAL LOGO] Balanced Portfolio
Schedule of Investments as of December 31, 1997



The Portfolio Seeks: To achieve investment results that reflect investment in
 ...................  common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the AAL Variable Product Large Company Stock, Bond and Money Market Portfolios, respectively.

Portfolio Is:        A diversified portfolio comprised of three asset classes:
 ...................  common stocks, including the securities in which the AAL
                     Variable Product Large Company Stock Portfolio may invest;
                     bonds and other debt securities with maturities generally exceeding one year; including securities in which the AAL
                     Variable Product Bond Portfolio may invest; and money market instruments and other debt securities with maturities generally not exceeding 397 days, including securities in which the AAL Variable Product Money Market
                     Portfolio may invest.


Shares         Common Stocks (54.7%)                                Market Value
================================================================================
Aerospace (1.1%)
 ................
         1,500 B.F. Goodrich Company.............................       $62,156
        22,128 Boeing Company....................................     1,082,889
         1,400 General Dynamics Corporation......................       121,013
         4,400 Lockheed Martin Corporation.......................       433,400
         1,500 Northrop Grumman Corporation......................       172,500
         7,500 Raytheon Company..................................       378,750
         4,600 Rockwell International Corporation................       240,350
         2,700 TRW, Inc..........................................       144,112
         3,700 Textron, Inc......................................       231,250
         5,200 United Technologies Corporation...................       378,625

                 --------------------------------------------------------------
                 Total Aerospace                                      3,245,045
                 ==============================================================

Air Transportaton (0.3%)
 ........................

         2,100 AMR Corporation*..................................       269,850
         1,700 Delta Air Lines, Inc..............................       202,300
         2,500 Federal Express Corporation*......................       152,656
         4,850 Southwest Airlines Company........................       119,430
         2,000 USAir Group, Inc.*................................       125,000

                 --------------------------------------------------------------
                 Total Air Transportation                               869,236
                 ==============================================================

Apparel (0.2%)
 ..............
         1,600 Fruit of the Loom, Inc.*..........................        41,000
         1,500 Liz Claiborne, Inc................................        62,718
         6,400 Nike, Inc.........................................       251,200
         1,200 Reebok International, Ltd.........................        34,575
           800 Russell Corporation...............................        21,250
           400 Springs Industries, Inc...........................        20,800
         2,800 V F Corporation...................................       128,625

                 --------------------------------------------------------------
                 Total Apparel                                          560,168
                 ==============================================================
Banking (4.8%)
 ..............
         3,100 BB&T Corporation..................................       198,594
        12,970 Banc One Corporation..............................       704,432
         8,300 Bank of New York Company, Inc.....................       479,844
        15,400 BankAmerica Corporation...........................     1,124,200
         3,300 BankBoston Corporation............................       309,994
         2,200 Bankers Trust New York Corporation................       247,363
         4,400 Barnett Banks, Inc................................       316,250
         9,440 Chase Manhattan Corporation.......................     1,033,680
        10,200 Citicorp..........................................     1,289,663
         2,400 Comerica, Inc.....................................       216,600
         4,400 Corestates Financial Corporation..................       352,275
         2,300 Countrywide Credit Industries, Inc................        98,613
         3,500 Fifth Third Bancorp...............................       286,125
         6,543 First Chicago NBD Corporation.....................       546,341
        13,910 First Union Corporation...........................       712,888
         5,556 Fleet Financial Group, Inc........................       416,353
         4,200 Huntington Bancshares, Inc........................       151,200
         4,900 Keycorp...........................................       346,981
         5,600 Mellon Bank Corporation...........................       339,500
         4,000 J.P. Morgan & Company, Inc........................       451,500
         4,800 National City Corporation.........................       315,600
        15,710 NationsBank Corporation...........................       955,364
        16,700 Norwest Corporation...............................       645,038
         6,700 PNC Bank Corporation..............................       382,319
         2,100 Providian Financial Corporation...................        94,894
         1,300 Republic New York Corporation.....................       148,444
         4,700 Suntrust Banks, Inc...............................       335,463


The accompanying notes to the financial statements are an integral part of this schedule.

-------------------------------------------------------------------------------

18 AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

Balanced Portfolio--continued
Schedule of Investments as of December 31, 1997


Shares     Common Stocks (54.7%)              Market Value
==========================================================
Banking (4.8%)--Continued
-------------------------
   3,800   Synovus Financial Corp...............  $124,450
   5,463   U.S. Bancorp.........................   611,515
   4,600   Wachovia Corporation.................   373,175
   5,770   Washington Mutual, Inc...............   368,198
   1,966   Wells Fargo & Company................   667,333
               -------------------------------------------
               Total Banking                    14,644,189
               ===========================================

Brokerage (0.5%)
----------------
   5,850   Charles Schwab Corporation...........   245,334
   7,400   Merrill Lynch & Company, Inc.........   539,738
  13,095   Morgan Stanley, Dean Witter, Discover
             and Company........................   774,242
               -------------------------------------------
               Total Brokerage                   1,559,314
               ===========================================

Business Machines (3.9%)
------------------------
   7,600   3Com Corporation*....................   265,525
   2,800   Apple Computer, Inc..................    36,750
   1,000   Autodesk, Inc........................    37,000
   4,600   Bay Networks, Inc.*..................   117,588
   3,500   Cabletron Systems, Inc.*.............    52,500
   1,700   Ceridian Corporation*................    77,880
  22,250   Cisco Sytems, Inc.*.................. 1,240,438
  16,802   Compaq Computers, Inc................   948,263
   1,000   Data General Corporation*............    17,438
   7,300   Dell Computer Corporation*...........   613,200
   3,300   Digital Equipment Corporation*.......   122,100
   4,400   HBO & Company........................   211,200
   2,900   Honeywell, Inc.......................   198,650
   2,900   Ikon Office Solutions................    81,563
  21,600   International Business Machines
             Corporation........................ 2,258,550
  26,800   Microsoft Corporation*............... 3,463,900
   7,700   Novell, Inc.*........................    57,750
  21,750   Oracle Systems Corporation*..........   485,297
   2,800   Parametric Technology Company*.......   132,650
   3,300   Pitney-Bowes, Inc....................   296,794
   5,400   Seagate Technology, Inc.*............   103,950
   4,100   Silicon Graphics, Inc.*..............    50,994
   8,300   Sun Microsystems, Inc.*..............   330,963
   3,900   Unisys Corporation*..................    54,113
   7,300   Xerox Corporation....................   538,831
               -------------------------------------------
               Total Business Machines          11,793,887
               ===========================================

Business Services (1.1%)
------------------------
   6,400   Automatic Data Processing, Inc.......   392,800
   2,300   Block (H.R.), Inc....................   103,069
   4,378   Browning-Ferris Industries, Inc......   161,986
   3,600   Cognizant Corporation................   160,425
  12,075   Computer Associates
             International, Inc.................   638,466
   1,800   Computer Sciences Corporation*.......   150,300
   1,800   Deluxe Corporation...................    62,100
   3,700   Dun & Bradstreet Corporation.........   114,469
   1,400   Ecolab, Inc..........................    77,612
   9,600   First Data Corporation...............   280,800
   2,700   Interpublic Group of Companies, Inc..   134,494
     600   John H. Harland Company..............    12,600
   7,200   Laidlaw, Inc.........................    98,100
   1,900   Moore Corporation, Ltd...............    28,738
     900   National Service Industries, Inc.....    44,606
   3,200   NextLevel Systems, Inc.*.............    57,200
   3,600   Omnicom Group, Inc.*.................   152,550
   1,200   Safety Kleen Corporation.............    32,925
     600   Shared Medical Systems
             Corporation........................    39,600
   3,500   State Street Corporation.............   203,656
  10,083   Waste Management, Inc................   277,283
               -------------------------------------------
               Total Business Services           3,223,779
               ===========================================

Chemicals (1.6%)
----------------
   2,500   Air Products & Chemicals, Inc........   205,625
  25,100   E.I. Du Pont de Nemours &
             Company............................ 1,507,569
   1,700   Eastman Chemical Company.............   101,256
   1,300   Great Lakes Chemical Corporation.....    58,338
   2,100   Hercules, Inc........................   105,130
   9,100   Minnesota Mining and Manufacturing
             Company............................   746,769
  13,100   Monsanto Company.....................   550,200
   2,900   Morton International, Inc............    99,688

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  19

================================================================================

                             AAL VARIABLE ANNUITY

Balanced Portfolio -- continued
Schedule of Investments as of December 31, 1997


Shares     Common Stocks (54.7%)                       Market Value
-------------------------------------------------------------------
Chemicals (1.6%) -- Continued
-----------------------------
   1,400   Nalco Chemical Company.....................    $55,388
   3,900   PPG Industries, Inc........................    222,788
   3,500   Praxair, Inc...............................    157,500
   1,400   Rohm & Haas Company........................    134,050
   2,200   Sigma-Aldrich Corporation..................     87,450
   5,100   The Dow Chemical Company...................    517,650
   2,700   Union Carbide Corporation..................    115,931
   1,700   W.R. Grace & Company.......................    136,744
             ----------------------------------------------------
             Total Chemicals                            4,802,076
             ====================================================

Construction (0.2%)
-------------------
   1,000   Armstrong World Industries, Inc............     74,750
     700   Centex Corporation.........................     44,056
   1,000   Crane Company..............................     43,375
   1,800   Fluor Corporation..........................     67,275
     800   Kaufman & Broad Home Corporation...........     17,950
   3,600   Masco Corporation..........................    183,150
   1,100   Owens-Corning Fiberglass Corporation.......     37,538
     400   Pulte Corporation..........................     16,725
   3,800   Sherwin-Williams Company...................    105,450
   1,900   Stanley Works..............................     89,656
             ----------------------------------------------------
             Total Construction                           679,925
             ====================================================

Consumer Durables (0.1%)
------------------------
   2,100   Black & Decker Corporation.................     82,030
   2,100   Maytag Corporation.........................     78,356
   3,500   Newell Company.............................    148,750
   1,300   Tupperware Corporation.....................     36,238
   1,600   Whirlpool Corporation......................     88,000
             ----------------------------------------------------
             Total Consumer Durables                      433,374
             ====================================================

Containers (0.1%)
-----------------
     600   Ball Corporation...........................     21,188
   1,100   Bemis Company, Inc.........................     48,468
   2,800   Crown Cork & Seal Company, Inc.............    140,350
   3,100   Owens-Illinois, Inc.*......................    117,606
   2,200   Stone Container Corporation................     22,963
             ----------------------------------------------------
             Total Containers                             350,575
             ====================================================

Cosmetics (1.5%)
----------------
   1,200   Alberto-Culver Company.....................     38,475
   3,000   Avon Products, Inc.........................    184,125
   2,300   Clorox Company.............................    181,844
   6,600   Colgate-Palmolive Company..................    485,100
  12,500   Gillette Company...........................  1,255,468
   2,400   International Flavors and
             Fragrances, Inc..........................    123,600
  29,900   Procter & Gamble Company...................  2,386,394
             ----------------------------------------------------
             Total Cosmetics                            4,655,006
             ====================================================

Credit Cards (0.0%)
-------------------
   3,300   Equifax, Inc...............................    116,944
             ----------------------------------------------------
             Total Credit Cards                           116,944
             ====================================================

Drugs & Medicine (6.0%)
-----------------------
  16,800   Abbott Laboratories........................  1,101,450
   1,400   Allergan, Inc..............................     46,988
   1,800   Alza Corporation*..........................     57,262
  14,500   American Home Products
             Corporation..............................  1,109,250
   5,800   Amgen, Inc.................................    313,925
   1,200   Bard (C.R.), Inc...........................     37,575
   1,200   Bausch & Lomb, Inc.........................     47,550
   6,200   Baxter International, Inc..................    312,713
   2,700   Becton, Dickinson and Company..............    135,000
   2,400   Biomet, Inc................................     61,500
   4,300   Boston Scientific Corporation..............    197,263
  22,100   Bristol-Myers Squibb Company...............  2,091,213
   2,500   Cardinal Health Inc........................    187,813
  14,350   Columbia/HCA Healthcare
             Corporation..............................    425,119
   3,200   Guidant Corporation........................    199,200
   8,700   HEALTHSOUTH Corporation*...................    241,425


The accompanying notes to the financial statements are an integral part of this schedule.


20  AAL Variable Annuity Annual Report

                                                              Balanced Portfolio

================================================================================

                             AAL VARIABLE ANNUITY

Balanced Portfolio--continued
Schedule of Investments as of December 31, 1997

Shares      Common Stocks (54.7%)                                  Market Value
================================================================================

Drugs & Medicine (6.1%)--Continued
 ..................................
    3,600   Humana, Inc.*.......................................... $    74,700
   29,900   Johnson & Johnson......................................   1,969,663
   24,700   Eli Lilly & Company....................................   1,719,738
    1,600   Mallinckrodt Group, Inc................................      60,800
    1,400   Manor Care, Inc........................................      49,000
   10,400   Medtronic, Inc.........................................     544,050
   26,700   Merck & Company, Inc...................................   2,836,875
   28,800   Pfizer, Inc............................................   2,147,400
   11,180   Pharmacia & Upjohn, Inc................................     409,468
   16,200   Schering-Plough Corporation............................   1,006,425
    1,950   St. Jude Medical, Inc.*................................      59,475
    6,700   Tenet Healthcare Corporation*..........................     221,938
    1,600   U.S. Surgical Corporation..............................      46,900
    4,100   United Healthcare Corporation..........................     203,719
    6,100   Warner-Lambert Company.................................     756,400

                          -----------------------------------------------------
                          Total Drugs & Medicine                     18,671,797
                          =====================================================

Electronics (2.3%)
 ..................
    4,828   AMP, Inc...............................................     202,776
    2,100   Adobe Systems, Inc.....................................      86,625
    3,100   Advanced Micro Devices, Inc.*..........................      55,606
    8,000   Applied Materials, Inc.*...............................     241,000
    1,000   EG&G, Inc..............................................      20,812
   11,000   EMC Corporation*.......................................     301,813
    1,100   General Signal Corporation.............................      46,406
    1,700   Harris Corporation.....................................      77,988
   23,100   Hewlett-Packard Company................................   1,443,750
   36,400   Intel Corporation......................................   2,557,100
    3,100   LSI Logic Corporation*.................................      61,225
    4,600   Micron Technology, Inc.................................     119,600
   13,200   Motorola, Inc..........................................     753,225
    3,600   National Semiconductor
              Corporation*.........................................      93,375
    1,000   Perkin Elmer Corporation...............................      71,063
    1,700   Scientific-Atlanta, Inc................................      28,475
    1,050   Tektronix, Inc.........................................      41,672
    4,000   Tellabs, Inc.*.........................................     211,500
    8,600   Texas Instruments, Inc.................................     387,000
    3,300   Thermo Electron Corporation*...........................     146,850
    1,200   Thomas & Betts Corporation.............................      56,700

                          -----------------------------------------------------
                          Total Electronics                           7,004,561
                          =====================================================

Energy & Utilities (1.9%)
 .........................
    4,200   American Electric Power Company........................     216,825
    3,200   Baltimore Gas & Electric Company.......................     109,000
    3,500   CINergy Corporation....................................     134,094
    3,300   Carolina Power & Light Company.........................     140,043
    4,700   Central & Southwest Corporation........................     127,194
    2,400   Coastal Corporation....................................     148,650
    1,300   Columbia Gas System, Inc...............................     102,131
    5,200   Consolidated Edison, Inc...............................     213,200
    2,100   Consolidated Natural Gas Company.......................     127,050
    3,200   DTE Energy Company.....................................     111,000
    4,100   Dominion Resources, Inc................................     174,506
    7,911   Duke Energy Corporation................................     438,072
    8,500   Edison International...................................     231,094
    7,000   Enron Corporation......................................     290,938
    5,400   Entergy Corporation....................................     161,663
    5,100   FirstEnergy Corporation*...............................     147,900
    4,000   FPL Group, Inc.........................................     236,750
    2,600   General Public Utilities Corporation...................     109,525
    6,324   Houston Industries, Inc................................     168,772
    3,200   Niagara Mohawk Power Corporation*......................      33,600
    1,000   Nicor, Inc.............................................      42,188
    1,600   Northern States Power Company..........................      93,200
      600   ONEOK, Inc.............................................      24,225
    3,600   P P & L Resources, Inc.................................      86,175
    1,800   Pacific Enterprises....................................      67,725
    9,700   Pacific Gas & Electric Company.........................     295,244
    6,500   PacifiCorp.............................................     177,531
    4,900   Peco Energy Company....................................     118,825
      700   Peoples Energy Corporation.............................      27,562
    5,100   Public Service Enterprise..............................     161,606
    1,900   Sonat, Inc.............................................      86,925
   15,300   Southern Company.......................................     395,888
    5,470   Texas Utilities Company................................     227,347
    4,800   Unicom Corporation.....................................     147,600

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  21

================================================================================

                             AAL VARIABLE ANNUITY

Balanced Portfolio--continued
Schedule of Investments as of December 31, 1997

Shares      Common Stocks (54.7%)                                  Market Value
================================================================================

Energy & Utilities (1.9%)--Continued
 ....................................
    2,200   Union Electric Company................................. $    95,150
    6,900   Williams Companies, Inc................................     195,788

                          -----------------------------------------------------
                          Total Energy & Utilities                    5,664,986
                          =====================================================

Energy-Raw Materials (0.7%)
 ...........................
    3,700   Baker Hughes, Inc......................................     161,412
    3,867   Burlington Resources, Inc..............................     173,290
    3,800   Dresser Industries, Inc................................     159,363
      400   Eastern Enterprises....................................      18,000
    5,800   Halliburton Company....................................     301,238
    1,200   McDermott International, Inc...........................      43,950
    7,500   Occidental Petroleum Corporation.......................     219,844
   11,000   Schlumberger, Ltd......................................     885,500
    5,632   Union Pacific Resources Group Inc......................     136,576
    1,300   Western Atlas, Inc.*...................................      96,200

                          -----------------------------------------------------
                          Total Energy-Raw Materials                  2,195,373
                          =====================================================

Entertainment (0.0%)
 ....................
    3,900   Mirage Resorts, Incorporated*..........................      88,725

                          -----------------------------------------------------
                          Total Entertainment                            88,725
                          =====================================================

Food & Agriculture (3.4%)
 .........................
   12,372   Archer-Daniels-Midland Company.........................     268,318
    3,200   CPC International, Inc.................................     344,800
   10,100   Campbell Soup Company..................................     587,063
   55,000   Coca-Cola Company......................................   3,664,375
   10,400   ConAgra, Inc...........................................     341,250
    3,600   General Mills, Inc.....................................     257,850
    8,150   H.J. Heinz Company.....................................     414,121
    3,200   Hershey Foods Corporation..............................     198,200
    9,100   Kellogg Company........................................     451,588
   33,600   PepsiCo, Inc...........................................   1,224,300
    1,500   Pioneer Hi-Bred International, Inc.....................     160,875
    3,000   Quaker Oats Company....................................     158,250
    2,400   Ralston Purina Corporation.............................     223,050
   10,600   Sara Lee Corporation...................................     596,913
    1,300   Supervalu, Inc.........................................      54,438
    3,700   Sysco Corporation......................................     168,581
    3,330   Tricon Global Restaurants, Inc.*.......................      96,778
   14,200   Unilever N.V...........................................     886,613
    2,200   Whitman Corporation....................................      57,338
    2,600   Wrigley (Wm) Jr. Company...............................     206,863

                          -----------------------------------------------------
                          Total Food & Agriculture                   10,361,564
                          =====================================================

Gold (0.1%)
 ...........
    8,200   Barrick Gold Corporation...............................     152,725
    5,100   Battle Mountain Gold Company...........................      29,962
    3,200   Homestake Mining Company...............................      28,400
    3,417   Newmont Mining Corporation.............................     100,374
    5,300   Placer Dome, Inc.......................................      67,244

                          -----------------------------------------------------
                          Total Gold                                    378,705
                          =====================================================

Insurance (2.3%)
 ................
    3,314   Aetna Life & Casualty Company..........................     233,844
    9,548   Allstate Corporation...................................     867,675
    5,308   American General Corporation...........................     286,964
   15,650   American International Group, Inc......................   1,701,938
    3,700   Aon Corporation........................................     216,913
    3,800   Chubb Corporation......................................     287,375
    1,700   Cigna Corporation......................................     294,206
    1,300   Cincinnati Financial Corporation.......................     182,975
    4,100   Conseco, Inc...........................................     186,294
    1,800   General Re Corporation.................................     381,600
    2,700   ITT Hartford Group, Inc................................     252,619
    1,600   Jefferson-Pilot Corporation............................     124,600
    2,300   Lincoln National Corporation...........................     179,688
    2,000   MBIA, Inc..............................................     133,625
    2,600   MGIC Investment Corporation............................     172,900
    3,800   Marsh & McLennan Companies, Inc........................     283,338
    1,700   Progressive Corporation................................     203,788
    3,100   Safeco Corporation.....................................     151,125
    1,900   St. Paul Companies, Inc................................     155,919
    4,300   SunAmerica, Inc........................................     183,825
    3,100   Torchmark Corporation..................................     130,393
    1,400   Transamerica Corporation...............................     149,100
    2,500   USF&G Corporation......................................      55,156
    3,000   Unum Corporation.......................................     163,125

                          -----------------------------------------------------
                          Total Insurance                             6,978,985
                          =====================================================

The accompanying notes to the financial statements are an integral part of this schedule.

22  AAL Variable Annuity Annual Report

===============================================================================
                             AAL VARIABLE ANNUITY

Balanced Portfolio--continued
Schedule of Investments as of December 31, 1997

Shares      Common Stocks (54.7%)                                  Market Value
===============================================================================

Liquor (0.3%)
-------------
      800   Adolph Coors Company...................................  $   26,600
   10,800   Anheuser-Busch Companies, Inc..........................     475,200
    1,500   Brown-Foreman Corporation..............................      82,875
    8,000   Seagram Company, Ltd...................................     258,500
              -----------------------------------------------------------------
              Total Liquor.........................................     843,175
              =================================================================

Media (1.2%)
------------
   15,600   CBS Corporation........................................     459,225
    2,200   Clear Channel Communications, Inc.*....................     174,763
    7,700   Comcast Corporation, Class A...........................     243,031
    2,100   Dow Jones & Company, Inc...............................     112,744
    6,200   Gannett Company, Inc...................................     383,237
      800   King World Productions, Inc.*..........................      46,200
    1,800   Knight-Ridder, Inc.....................................      93,600
    2,200   McGraw-Hill, Inc.......................................     162,800
    1,100   Meredith Corporation...................................      39,256
    2,200   New York Times Company.................................     145,475
    3,200   R.R. Donnelley & Sons Company..........................     119,200
   12,500   Tele-Communications, Inc.*.............................     349,219
   12,500   Time Warner, Inc.......................................     775,000
    2,100   Times Mirror Company...................................     129,150
    2,800   Tribune Company........................................     174,300
    7,800   Viacom, Inc.*..........................................     323,213
              -----------------------------------------------------------------
              Total Media..........................................   3,730,413
              =================================================================

Miscellaneous Finance (1.7%)
----------------------------
   10,400   American Express Company...............................     928,200
    1,200   Beneficial Corporation.................................      99,750
   15,400   Federal Home Loan Mortgage Corporation.................     645,838
   23,500   Federal National Mortgage Association..................   1,340,969
    1,300   Golden West Financial Corporation......................     127,156
    3,000   Green Tree Financial Corporation.......................      78,562
    2,100   H.F. Ahmanson & Company................................     140,569
    2,400   Household International Corporation....................     306,150
   11,125   MBNA Corporation.......................................     303,852
   25,448   Travelers Group, Inc...................................   1,371,011
              -----------------------------------------------------------------
              Total Miscellaneous Finance..........................   5,342,057
              =================================================================

Motor Vehicles (1.2%)
---------------------
   14,700   Chrysler Corporation...................................     517,256
      900   Cummins Engine Company, Inc............................      53,156
    2,300   Dana Corporation.......................................     109,250
    1,800   Eaton Corporation......................................     160,650
    1,300   Echlin, Inc............................................      47,044
      700   Fleetwood Enterprises, Inc.............................      29,706
   26,600   Ford Motor Company.....................................   1,295,087
   15,800   General Motors Corporation.............................     957,875
    3,900   Genuine Parts Company..................................     132,356
    2,600   ITT Industries, Inc....................................      81,575
    1,600   Navistar International Corporation*....................      39,700
    1,700   PACCAR, Inc............................................      89,250
              -----------------------------------------------------------------
              Total Motor Vehicles.................................   3,512,905
              =================================================================

Non-Durables & Entertainment (0.5%)
-----------------------------------
    1,600   American Greetings Corporation, Class A................      62,600
    3,300   Darden Restaurants, Inc................................      41,250
    1,500   Harcourt General, Inc..................................      82,125
    2,800   Hasbro, Inc............................................      88,200
      800   Jostens, Inc...........................................      18,450
    6,425   Mattel, Inc............................................     239,331
   15,200   McDonald's Corporation.................................     725,800
    3,300   Rubbermaid, Inc........................................      82,500
    5,500   Service Corporation International......................     203,156
    2,900   Wendy's International, Inc.............................      69,780
              -----------------------------------------------------------------
              Total Non-Durables & Entertainment...................   1,613,192
              =================================================================

Non-Ferrous Metals (0.3%)
-------------------------
    5,000   Alcan Aluminium, Ltd...................................     138,125
    3,900   Aluminum Company of America............................     274,463
      900   Asarco, Inc............................................      20,194
    2,000   Cyprus Minerals Company................................      30,750
    3,000   Echo Bay Mines, Ltd.*..................................       7,312
    3,150   Engelhard Corporation..................................      54,731
    4,300   Freeport-McMoran Copper & Gold, Class B................      67,725
    3,700   Inco, Ltd..............................................      62,900
    1,400   Phelps Dodge Corporation...............................      87,150
    1,600   Reynolds Metals Company................................      96,000
              -----------------------------------------------------------------
              Total Non-Ferrous Metals.............................     839,350
              =================================================================


Balanced Portfolio


The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  34

================================================================================
                             AAL VARIABLE ANNUITY


Balanced Portfolio--continued
Schedule of Investments as of December 31, 1997

Shares         Common Stocks (54.7%)                                Market Value
===============================================================================
Oil-Domestic (0.7%)
-------------------
     2,000     Amerada Hess Corporation...........................      $109,750
     1,300     Anadarko Petroleum Corporation.....................        78,894
     2,000     Apache Corporation.................................        70,125
     1,600     Ashland Oil, Inc...................................        85,900
     7,200     Atlantic Richfield Company.........................       576,900
       600     Helmerich & Payne, Inc.............................        40,725
     1,100     Kerr-McGee Corporation.............................        69,643
     2,300     Oryx Energy Company*...............................        58,650
     1,100     Pennzoil Corporation...............................        73,494
     5,800     Phillips Petroleum Company.........................       282,025
     1,900     Rowan Companies, Inc.*.............................        57,950
     1,500     Sun Company, Inc...................................        63,094
     6,400     USX-Marathon Group, Inc............................       216,000
     5,400     Unocal Corporation.................................       209,588
                 ---------------------------------------------------------------
                 Total Oil-Domestic                                    1,992,738
                 ===============================================================

Oil-International  (3.2%)
-------------------------
    10,900     Amoco Corporation..................................       927,862
    14,600     Chevron Corporation................................     1,124,200
    54,800     Exxon Corporation..................................     3,353,075
    17,500     Mobil Corporation..................................     1,263,281
    47,600     Royal Dutch Petroleum Company......................     2,579,325
    12,100     Texaco, Inc........................................       657,938
                 ---------------------------------------------------------------
                 Total Oil-International                               9,905,681
                 ===============================================================

Optical & Photo (0.2%)
----------------------
     5,100     Corning, Inc.......................................       189,338
     7,200     Eastman Kodak Company..............................       437,850
       900     Polaroid Corporation...............................        43,819
                 ---------------------------------------------------------------
                 Total Optical & Photo                                   671,007
                 ===============================================================

Paper & Forest Products (0.6%)
------------------------------
     1,200     Boise Cascade Corporation..........................        36,300
     2,100     Champion International Corporation.................        95,156
     4,600     Fort James Corporation.............................       175,950
     2,100     Georgia-Pacific Corporation........................       127,575
     6,702     International Paper Company........................       289,024
    12,280     Kimberly-Clark Corporation.........................       605,558
     2,400     Louisiana-Pacific Corporation......................        45,600
     2,400     Mead Corporation...................................        67,200
       600     Potlatch Corporation...............................        25,800
     1,300     Temple-Inland, Inc.................................        68,006
     1,500     Union Camp Corporation.............................        80,530
     2,200     Westvaco Corporation...............................        69,163
     4,400     Weyerhaeuser Company...............................       215,875
     2,400     Willamette Industries, Inc.........................        77,250
                 ---------------------------------------------------------------
                 Total Paper & Forest Products                         1,978,987
                 ===============================================================

Producers Goods (3.1%)
----------------------
    12,500     Allied-Signal, Inc.................................       486,719
     2,200     Avery Dennison Corporation.........................        98,450
       500     Briggs & Stratton Corporation......................        24,281
     1,600     Case Corporation...................................        96,700
     8,200     Caterpillar, Inc...................................       398,213
       800     Cincinnati Milacron, Inc...........................        20,750
     2,600     Cooper Industries, Inc.............................       127,400
     5,500     Deere & Company....................................       320,719
     5,000     Dover Corporation..................................       180,625
     9,800     Emerson Electric Company...........................       553,088
       900     FMC Corporation*...................................        60,581
       900     Foster Wheeler Corporation.........................        24,356
    72,700     General Electric Company...........................     5,334,363
     1,000     Harnischfeger Industries, Inc......................        35,312
     5,500     Illinois Tool Works, Inc...........................       330,688
     3,600     Ingersoll-Rand Company.............................       145,800
     1,800     Johnson Controls, Inc..............................        85,950
     1,800     KLA Instruments Corporation*.......................        69,525
       900     Millipore Corporation..............................        30,544
       205     NACCO Industries, Inc..............................        21,973
     2,800     Pall Corporation...................................        57,925
     2,400     Parker Hannifin Corporation........................       110,100
     2,000     Raychem Corporation................................        86,125
     1,300     Snap-On, Inc.......................................        56,713
     3,700     Tenneco, Inc.......................................       146,150
     1,300     Timken Company.....................................        44,688
       600     Trinova Corporation................................        29,438
    11,800     Tyco International Ltd.............................       531,738
     1,200     W.W. Grainger, Inc.................................       116,625
                 ---------------------------------------------------------------
                 Total Producers Goods                                 9,625,539
                 ===============================================================

The accompanying notes to the financial statements are an integral part of this schedule.
 ................................................................................
24  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY


Balanced Portfolio -- continued
Schedule of Investments as of December 31, 1997

Shares      Common Stocks (54.7%)                                   Market Value
================================================================================
Railroad & Shipping (0.4%)
-------------------------
     3,564  Burlington Northern, Inc...............................     $331,229
     4,800  CSX Corporation........................................      259,200
     8,300  Norfolk Southern Corporation...........................      255,744
     5,500  Union Pacific Corporation..............................      343,406
              ------------------------------------------------------------------
              Total Railroad & Shipping                                1,189,579
              ==================================================================

Retail Stores  (2.8%)
---------------------
     5,400  Albertson's, Inc.......................................      255,825
     6,000  American Stores Company................................      123,375
     3,300  Autozone, Inc.*........................................       95,700
    17,561  CUC International, Inc.*...............................      603,654
     3,800  CVS Corporation........................................      243,438
     2,300  Charming Shoppes, Inc..................................       10,781
     2,100  Circuit City Stores, Inc...............................       74,681
     4,700  Costco Companies, Inc.*................................      209,738
     4,900  Dayton Hudson Corporation..............................      330,750
     2,400  Dillard's Inc..........................................       84,600
     4,600  Federated Department Stores, Inc.*.....................      198,088
     1,300  Giant Food, Inc., Class A..............................       43,794
       800  Great Atlantic & Pacific Tea
            Company, Inc...........................................       23,750
    16,200  Home Depot, Inc........................................      953,775
     5,500  J.C. Penney Company, Inc...............................      331,719
    10,800  Kmart Corporation......................................      124,875
     5,600  Kroger Corporation*....................................      206,850
     5,970  The Limited, Inc.......................................      152,235
       800  Long's Drug Stores, Inc................................       25,700
     3,800  Lowe's Companies, Inc..................................      181,213
     5,100  May Department Stores
            Company................................................      268,706
       800  Mercantile Stores Company, Inc.........................       48,700
     1,700  Nordstrom, Inc.........................................      102,638
     1,400  Pep Boys-Manny, Moe, & Jack............................       33,425
     2,700  Rite Aid Corporation...................................      158,456
     8,700  Sears Roebuck & Company................................      393,675
     2,200  Tandy Corporation......................................       84,838
     8,900  The Gap, Inc...........................................      315,394
     3,600  TJX Companies, Inc.....................................      123,750
     6,300  Toys 'R' Us, Inc.*.....................................      198,056
    50,000  Wal-Mart Stores, Inc...................................    1,971,875
    10,900  Walgreen Company.......................................      341,988
     3,300  Winn-Dixie Stores, Inc.................................      144,169
     2,900  Woolworth Corporation*.................................       59,088
              ------------------------------------------------------------------
              Total Retail Stores                                      8,519,299
              ==================================================================

Steel (0.1%)
------------
     3,862  Allegheny Teledyne, Inc................................       99,929
     2,300  Armco, Inc.*...........................................       11,356
     2,500  Bethlehem Steel Corporation*...........................       21,563
     1,000  Inland Steel Industries, Inc...........................       17,125
     1,900  Nucor Corporation......................................       91,794
     1,900  USX-US Steel Group, Inc................................       59,375
     2,100  Worthington Industries, Inc............................       34,650
              ------------------------------------------------------------------
              Total Steel                                                335,792
              ==================================================================

Telephone (4.5%)
----------------
     4,100  ALLTEL Corporation.....................................      168,356
    36,100  AT&T Corporation.......................................    2,211,125
    11,200  Airtouch Communications, Inc.*.........................      465,500
    12,200  Ameritech Corporation..................................      982,100
     2,000  Andrew Corporation*....................................       48,000
    17,290  Bell Atlantic Corporation..............................    1,573,390
    22,000  BellSouth Corporation..................................    1,238,875
     2,600  DSC Communications
            Corporation*...........................................       62,400
     3,600  Frontier Corporation...................................       86,625
    21,200  GTE Corporation........................................    1,107,700
    14,250  Lucent Technologies, Inc...............................    1,138,219
    15,400  MCI Communications Corporation.........................      659,313
     5,900  Northern Telecom, Limited..............................      525,100
    20,361  SBC Communications, Inc................................    1,491,443
     9,500  Sprint Corporation.....................................      556,938
    10,700  U.S. West, Inc.........................................      482,838
    13,400  U.S. West Media Group*.................................      386,925
    20,000  WorldCom, Inc..........................................      605,000
              ------------------------------------------------------------------
              Total Telephone                                         13,789,847
              ==================================================================

Tires & Rubber (0.0%)
---------------------
     1,700  Cooper Tire & Rubber Company...........................       41,438
     3,500  Goodyear Tire & Rubber Company.........................      222,688
              ------------------------------------------------------------------
              Total Tires & Rubber                                       264,126
              ==================================================================


The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------

                                          AAL Variable Annuity Annual Report  25

===============================================================================
                             AAL VARIABLE ANNUITY


Balanced Portfolio -- continued
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997

Shares          Common Stocks (54.7%)                      Market Value
=======================================================================
Tobacco (1.0%)
--------------
        3,800   American Brands, Inc........................ $  140,838
        2,600   Loews Corporation...........................    275,925
       53,800   Philip Morris Companies, Inc................  2,437,812
        4,000   UST, Inc....................................    147,750
                    ---------------------------------------------------
                    Total Tobacco                             3,002,325
                    ===================================================

Travel & Recreation (0.7%)
--------------------------
        2,200   Brunswick Corporation.......................     66,687
        2,200   Harrah's Entertainment*.....................     41,525
        5,500   Hilton Hotels Corporation...................    163,625
        2,600   ITT Corporation*............................    215,475
        2,900   Marriott International, Inc.................    200,825
       15,029   Walt Disney Company.........................  1,488,810
                    ---------------------------------------------------
                    Total Travel & Recreation                 2,176,947
                    ===================================================

Trucking & Freight (0.0%)
-------------------------
          800   Caliber System, Inc.........................     38,950
        1,600   Ryder Systems, Inc..........................     52,400
                    ---------------------------------------------------
                    Total Trucking & Freight                     91,350
                    ===================================================
                    ---------------------------------------------------
                    Total Common Stocks
                    (cost basis $129,658,167)               167,702,523
                    ===================================================
*Non-income producing securities

Principal   Long-Term                 Interest  Maturity      Market
Amount      Debt Securities (34.9%)   Rate      Date          Value
=======================================================================
U.S. Government Obligations (15.0%)
-----------------------------------
     $  975,000 U.S. Treasury Notes   5.125%    12/31/98    $   970,429
        775,000 U.S. Treasury Notes   6.375      1/15/99        780,570
        650,000 U.S. Treasury Notes   8.875      2/15/99        672,140
        650,000 U.S. Treasury Notes   5.500      2/28/99        648,780
        950,000 U.S. Treasury Notes   5.875      3/31/99        952,671
      1,075,000 U.S. Treasury Notes   7.000      4/15/99      1,092,469
      1,050,000 U.S. Treasury Notes   6.750      5/31/99      1,065,094
      1,105,000 U.S. Treasury Notes   6.750      6/30/99      1,122,266
      1,050,000 U.S. Treasury Notes   6.875      7/31/99      1,068,375
      1,200,000 U.S. Treasury Notes   8.000      8/15/99      1,242,750
      1,050,000 U.S. Treasury Notes   7.125      9/30/99      1,074,938
        785,000 U.S. Treasury Notes   7.500     10/31/99        809,286
      1,000,000 U.S. Treasury Notes   7.750     11/30/99      1,036,875
      1,200,000 U.S. Treasury Notes   7.750     12/31/99      1,246,874
        800,000 U.S. Treasury Notes   7.750      1/31/00        832,000
      1,025,000 U.S. Treasury Notes   7.125      2/29/00      1,054,789
      1,000,000 U.S. Treasury Notes   6.750      4/30/00      1,022,812
        750,000 U.S. Treasury Notes   6.250      5/31/00        759,375
      1,050,000 U.S. Treasury Notes   6.125      7/31/00      1,060,500
      1,050,000 U.S. Treasury Notes   8.500     11/15/00      1,126,781
        650,000 U.S. Treasury Notes   5.500     12/31/00        646,547
        575,000 U.S. Treasury Notes   5.250      1/31/01        567,992
        500,000 U.S. Treasury Notes   8.000      2/15/01        529,063
        450,000 U.S. Treasury Notes   6.375      3/31/01        458,438
        775,000 U.S. Treasury Notes   8.000      5/15/01        828,523
        875,000 U.S. Treasury Notes   7.875      8/15/01        935,703
      1,055,000 U.S. Treasury Notes   7.500     11/15/01      1,118,959
        750,000 U.S. Treasury Notes   7.500      5/15/02        800,859
        325,000 U.S. Treasury Notes   6.500      5/31/02        334,547
      1,000,000 U.S. Treasury Notes   6.375      8/15/02      1,025,937
        200,000 U.S. Treasury Notes   5.750     11/30/02        200,187
        125,000 U.S. Treasury Notes  10.750      2/15/03        152,383
        800,000 U.S. Treasury Notes   6.250      2/15/03        818,250
        250,000 U.S. Treasury Notes   5.750      8/15/03        250,234
        600,000 U.S. Treasury Notes   5.875      2/15/04        605,437
      1,010,000 U.S. Treasury Notes   7.250      5/15/04      1,090,169
        415,000 U.S. Treasury Notes   7.875     11/15/04        463,892
        230,000 U.S. Treasury Notes   6.500      5/15/05        239,775
        450,000 U.S. Treasury Notes   9.375      2/15/06        553,781
        575,000 U.S. Treasury Notes   7.000      7/15/06        620,820
        625,000 U.S. Treasury Notes   6.500     10/15/06        654,492
        915,000 U.S. Treasury Notes   6.625      5/15/07        968,756
        200,000 U.S. Treasury Bonds  10.375     11/15/12        265,875
        250,000 U.S. Treasury Bonds   9.875     11/15/15        355,547
        925,000 U.S. Treasury Bonds   7.250      5/15/16      1,053,054
        900,000 U.S. Treasury Bonds   7.500     11/15/16      1,049,906
        700,000 U.S. Treasury Bonds   8.750      5/15/17        917,438
        825,000 U.S. Treasury Bonds   8.125      8/15/19      1,032,539
        250,000 U.S. Treasury Bonds   8.500      2/15/20        324,922
        400,000 U.S. Treasury Bonds   7.875      2/15/21        491,125
        700,000 U.S. Treasury Bonds   8.125      8/15/21        882,656
        300,000 U.S. Treasury Bonds   8.000     11/15/21        373,969
        400,000 U.S. Treasury Bonds   7.250      8/15/22        462,000
        250,000 U.S. Treasury Bonds   7.625     11/15/22        300,938
        400,000 U.S. Treasury Bonds   7.125      2/15/23        456,375

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Annuity Annual Report

===============================================================================
                             AAL VARIABLE ANNUITY


Balanced Portfolio -- continued
Schedule of Investments as of December 31, 1997

Principal       Long-Term               Interest        Maturity        Market
Amount          Debt Securities (34.9%) Rate            Date            Value
================================================================================
U.S. Government Obligations (15.0%) -- Continued
------------------------------------------------
$700,000        U.S. Treasury Bonds      6.250%         8/15/23       $  721,438
 650,000        U.S. Treasury Bonds      7.500          11/15/24         777,359
 920,000        U.S. Treasury Bonds      7.625          2/15/25        1,116,362
 875,000        U.S. Treasury Bonds      6.875          8/15/25          975,350
 950,000        U.S. Treasury Bonds      6.750          8/15/26        1,045,890
                     -----------------------------------------------------------
                     Total U.S. Government
                     Obligations                                      46,107,261
                     ===========================================================
U.S. Government Agency Obligations (12.6%)
------------------------------------------
 250,000        Federal Home Loan Bank
                  Notes Debentures       7.260           9/6/01          260,875
 580,000        Federal Home Loan
                  Mortgage Corporation
                  15-Yr. Pass Through    5.990           12/1/03         579,640
 188,879        Federal Home Loan
                  Mortgage Corporation
                  15-Yr. Pass Through    7.000           11/1/10         191,867
 495,001        Federal Home Loan
                  Mortgage Corporation
                  15-Yr. Pass Through    6.500           11/1/12         495,936
 500,000        Federal Home Loan
                  Mortgage Corporation
                  15-Yr. Pass Through    7.000           12/1/12         507,510
 483,292        Federal Home Loan
                  Mortgage Corporation
                  30-Yr. Pass Through    7.500           4/1/27          494,982
 489,618        Federal Home Loan
                  Mortgage Corporation
                  30-Yr. Pass Through    7.000           5/1/27          494,063
 496,441        Federal Home Loan
                  Mortgage Corporation
                  30-Yr. Pass Through    8.000           6/1/12          513,205
 209,648        Federal Home Loan
                  Mortgage Corporation
                  Gold 15-Yr. Pass
                  Through                6.500           4/1/09          210,650
 483,156        Federal Home Loan
                  Mortgage Corporation
                  Gold 15-Yr. Pass
                  Through                6.000           5/1/12          475,865
 484,898        Federal Home Loan
                  Mortgage Corporation
                  Gold 15-Yr. Pass
                  Through                7.000           8/1/12          492,481
 171,872        Federal Home Loan
                  Mortgage Corporation
                  Gold 15-Yr. Pass
                  Through                7.500           8/1/10          176,524
 188,677        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                6.500           4/1/24          187,405
 136,671        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                9.000           4/1/25          145,370
 156,043        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                8.500           9/1/25          162,968
 244,558        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                7.500           11/1/25         250,718
 240,006        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                8.000           1/1/26          248,550
 236,808        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                7.000           5/1/26          239,157
 223,125        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                7.500           7/1/26          228,589
 238,141        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                6.000           7/1/26          229,680
 232,043        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                7.500           8/1/26          237,725
 230,503        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                8.000           11/1/26         238,603
 232,428        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                6.500           11/1/26         229,795
 239,078        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                7.500           1/1/27          244,933
 487,415        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                6.500           2/1/27          481,737
 488,723        Federal Home Loan
                  Mortgage Corporation
                  Gold 30-Yr. Pass
                  Through                7.000           2/1/27          493,160

The accompanying notes to the financial statements are an integral part of this schedule.

                                           AAL Variable Annuity Annual Report 27

================================================================================

                             AAL VARIABLE ANNUITY

Balanced Portfolio -- continued
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997


Principal     Long-Term                 Interest    Maturity    Market
Amount        Debt Securities (34.9%)   Rate        Date        Value
------------------------------------------------------------------------
U.S. Government Agency Obligations (12.6%) -- Continued
-------------------------------------------------------

  $379,724    Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through                 8.000%      3/1/27      $393,067

   494,639    Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through                 7.000       9/1/27       499,130

   491,313    Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through                 8.000       10/1/27      508,518

   499,394    Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through                 7.500       11/1/27      511,474

   500,000    Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through                 6.500       12/1/27      494,175

   220,219    Federal Home Loan
                Mortgage Corporation
                Gold 30-Yr. Pass
                Through                 7.000       9/1/25       222,661

   162,952    Federal Home Loan
                Mortgage Corporation
                Gold 5-Yr Balloon       5.500       12/1/99      162,481

   114,609    Federal Home Loan
                Mortgage Corporation
                Gold 7-Yr. Balloon      7.000       7/1/02       116,423

   500,000    Federal Home Loan
                Mortgage Corporation
                Gold REMIC Trust        7.750       11/7/01      530,746

   250,000    Federal Home Loan
                Mortgage Corporation
                Medium Term Note        6.395       5/16/00      253,012

   250,000    Federal National
                Mortgage Association
                10-Yr. Pass Through     6.700       11/10/05     252,225

   500,000    Federal National
                Mortgage Association
                15-Yr. Pass Through     6.450       4/23/01      508,075

   500,000    Federal National
                Mortgage Association
                15-Yr. Pass Through     5.800       2/22/06      491,457

    67,521    Federal National
                Mortgage Association
                15-Yr. Pass Through     9.000       4/1/10        70,552

    35,832    Federal National
                Mortgage Association
                15-Yr. Pass Through     9.000       4/1/10        37,441

   212,892    Federal National
                Mortgage Association
                15-Yr. Pass Through     6.000       2/1/11       209,543

   218,703    Federal National
                Mortgage Association
                15-Yr. Pass Through     8.000       5/1/11       226,274

   232,234    Federal National
                Mortgage Association
                15-Yr. Pass Through     7.000       6/1/11       235,734

   206,837    Federal National
                Mortgage Association
                15-Yr. Pass Through     7.500       6/1/11       212,258

   219,528    Federal National
                Mortgage Association
                15-Yr. Pass Through     6.500       7/1/11       219,805

   485,163    Federal National
                Mortgage Association
                15-Yr. Pass Through     6.500       7/1/12       485,628

   345,000    Federal National
                Mortgage Association
                30-Yr. Pass Through     8.100       8/12/19      415,740

   161,968    Federal National
                Mortgage Association
                30-Yr. Pass Through     10.500      8/1/20       180,399

   181,709    Federal National
                Mortgage Association
                30-Yr. Pass Through     7.500       10/1/24      186,253

   191,911    Federal National
                Mortgage Association
                30-Yr. Pass Through     9.500       4/1/25       205,999

   225,188    Federal National
                Mortgage Association
                30-Yr. Pass Through     7.500       9/1/25       230,617

   201,240    Federal National
                Mortgage Association
                30-Yr. Pass Through     8.500       11/1/25      210,128

   186,077    Federal National
                Mortgage Association
                30-Yr. Pass Through     8.000       1/1/26       192,797

   204,640    Federal National
                Mortgage Association
                30-Yr. Pass Through     7.000       1/1/26       206,535

   238,542    Federal National
                Mortgage Association
                30-Yr. Pass Through     6.500       2/1/26       235,572

   231,904    Federal National
                Mortgage Association
                30-Yr. Pass Through     6.500       3/1/26       229,016

   225,805    Federal National
                Mortgage Association
                30-Yr. Pass Through     7.000       3/1/26       227,657

   166,566    Federal National
                Mortgage Association
                30-Yr. Pass Through     8.500       5/1/26       173,928

The accompanying notes to the financial statements are an integral part of this schedule.

28  AAL Variable Annuity Annual Report

===============================================================================
                             AAL VARIABLE ANNUITY


Balanced Portfolio -- continued
Schedule of Investments as of December 31, 1997

Principal       Long-Term               Interest        Maturity        Market
Amount          Debt Securities (34.9%) Rate            Date            Value
================================================================================
U.S. Government Agency Obligations (12.6%) -- Continued
-------------------------------------------------------
$231,638        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    6.000%          5/1/26         $223,262
 235,140        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           7/1/26          240,659
 218,899        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    8.000           8/1/26          226,678
 227,245        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           9/1/26          232,579
 393,678        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    9.000           9/1/26          418,400
 247,431        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           11/1/26         249,459
 225,923        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    8.000           11/1/26         233,952
 224,071        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           12/1/26         229,330
 481,521        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           1/1/27          485,469
 230,751        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           2/1/27          236,167
 503,410        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           5/1/27          515,114
 407,136        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    8.000           7/1/27          421,564
 497,853        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           7/1/27          501,497
 502,990        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    6.500           7/1/27          496,445
 504,028        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           10/1/27         507,717
 497,972        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           3/1/27          502,055
 504,152        Federal National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           12/1/27         515,874
 234,980        Federal National
                  Mortgage Association
                  7-Yr. Balloon          6.500           10/1/03         235,823
 481,782        Federal National
                  Mortgage Association
                  7-Yr. Balloon          6.000           12/1/03         477,069
 471,277        Federal National
                  Mortgage Association
                  7-Yr. Balloon          7.000           6/1/04          477,766
 430,016        Federal National
                  Mortgage Association
                  Gold 30-Yr. Pass
                  Through                8.500           7/1/27          449,233
 500,000        Federal National
                  Mortgage Association
                  Medium Term Note       6.375           1/16/02         507,547
 250,000        Federal National
                  Mortgage Association
                  Medium Term Note       6.720           8/1/05          260,083
 500,000        Federal National
                  Mortgage Association
                  Notes                  8.250           12/18/00        531,934
 500,000        Federal National
                  Mortgage Association
                  Notes                  7.650           3/10/05         547,155
 128,996        Government National
                  Mortgage Association
                  15-Yr. Pass Through    6.500           5/15/09         129,748
 224,218        Government National
                  Mortgage Association
                  15-Yr. Pass Through    6.000           4/15/11         221,471
 205,046        Government National
                  Mortgage Association
                  15-Yr. Pass Through    6.500           6/15/11         206,094
 237,725        Government National
                  Mortgage Association
                  15-Yr. Pass Through    7.500           7/15/11         244,892
 471,389        Government National
                  Mortgage Association
                  15-Yr. Pass Through    7.000           4/15/12         480,382
 109,623        Government National
                  Mortgage Association
                  30-Yr. Pass Through    9.500           12/15/24        119,003
 174,237        Government National
                  Mortgage Association
                  30-Yr. Pass Through    8.000           6/15/25         180,831
 167,590        Government National
                  Mortgage Association
                  30-Yr. Pass Through    7.500           8/15/25         171,798
 221,603        Government National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           1/15/26         223,433
 477,679        Government National
                  Mortgage Association
                  30-Yr. Pass Through    7.000           1/15/26         481,624
 249,560        Government National
                  Mortgage Association
                  30-Yr. Pass Through    6.500           3/15/26         247,099

Balanced Portfolio


The accompanying notes to the financial statements are an integral part of this schedule.

                                           AAL Variable Annuity Annual Report 29

===============================================================================
                             AAL VARIABLE ANNUITY

Balanced Portfolio -- continued
Schedule of Investments as of December 31, 1997

Principal  Long-Term                           Interest   Maturity      Market
Amount     Debt Securities (34.9%)             Rate       Date          Value
===============================================================================
U.S. Government Agency Obligations (12.6%) -- Continued
-------------------------------------------------------
$493,949   Government National
            Mortgage Association
            30-Yr. Pass Through                7.000%     4/15/26    $   498,028
 212,085   Government National
            Mortgage Association
            30-Yr. Pass Through                8.000      4/15/26        220,017
 251,190   Government National
            Mortgage Association
            30-Yr. Pass Through                7.500      4/15/26        257,466
 236,337   Government National
            Mortgage Association
            30-Yr. Pass Through                6.000      5/15/26        228,290
 247,302   Government National
            Mortgage Association
            30-Yr. Pass Through                7.500      5/15/26        253,482
 222,640   Government National
            Mortgage Association
            30-Yr. Pass Through                7.000      5/15/26        224,479
 189,759   Government National
            Mortgage Association
            30-Yr. Pass Through                8.500      6/15/26        199,404
 201,264   Government National
            Mortgage Association
            30-Yr. Pass Through                8.500      7/15/26        211,494
 176,798   Government National
            Mortgage Association
            30-Yr. Pass Through                9.000      8/15/26        189,178
 233,326   Government National
            Mortgage Association
            30-Yr. Pass Through                7.500      10/15/26       239,157
 489,751   Government National
            Mortgage Association
            30-Yr. Pass Through                7.500      10/15/26       501,989
 448,830   Government National
            Mortgage Association
            30-Yr. Pass Through                8.000      11/15/26       465,616
 221,246   Government National
            Mortgage Association
            30-Yr. Pass Through                8.500      11/15/26       232,492
 417,399   Government National
            Mortgage Association
            30-Yr. Pass Through                9.000      12/15/26       446,625
 247,979   Government National
            Mortgage Association
            30-Yr. Pass Through                7.500      1/15/27        254,133
 481,533   Government National
            Mortgage Association
            30-Yr. Pass Through                8.000      6/20/27        498,300
 481,832   Government National
            Mortgage Association
            30-Yr. Pass Through                8.000      8/15/27        499,814
 504,064   Government National
            Mortgage Association
            30-Yr. Pass Through                6.500      10/15/27       499,043
 504,643   Government National
            Mortgage Association
            30-Yr. Pass Through                7.500      11/15/27       517,168
 345,000   Private Export Funding
            Corporation                        8.400      7/31/01        372,464
 150,000   Private Export Funding
            Corporation                        6.240      5/15/02        151,808
 250,000   Student Loan Marketing
            Association                        6.050      9/14/00        251,165
 500,000   Student Loan Marketing
            Association                        7.300      8/1/12         553,430
 500,000   Tennesee Valley Authority           6.375      6/15/05        510,197
             ----------------------------                             ----------
             Total U.S. Government Agency
             Obligations                                              38,551,753
             ============================                             ==========

Asset-Backed Securities (0.3%)
------------------------------
 250,000   Chemical Mastercard
            Trust Series 1996-1
            Class A                            5.550      9/15/03        246,890
 200,000   NationsBank Credit Card
            Trust Certificate                  6.000      12/15/05       197,936
 500,000   Premier Auto Trust                  6.750      11/6/00        505,500

  77,325   Western Financial
            Grantor Trust                      7.100      1/1/00          77,690
             ----------------------------                             ----------
             Total Asset-Backed Securities                             1,028,016
             ============================                             ==========

Corporate Obligations (5.4%)
----------------------------
 200,000   Abbott Laboratories
            Notes                              6.800      5/15/05        208,555
 250,000   American Express Credit
            Corporation Notes                  6.125      11/15/01       249,755
 350,000   American General
            Finance Corporation
            Senior Notes                       6.875      7/1/99         354,115
 375,000   Associates Corporation
            N.A. Senior Notes                  6.000      12/1/02        371,001
 500,000   Avco Financial Services
            Notes                              6.000      8/15/02        496,572
 325,000   Baker Hughes, Inc. Notes            8.000      5/15/04        351,230
 500,000   BankAmerica
            Corporation Notes                  6.625      8/1/07         503,680
 500,000   Boeing Company Notes                8.100      11/15/06       561,888
 250,000   Browning-Ferris Industries
            Inc. Senior Notes                  6.375      1/15/08        248,345
 500,000   CIT Group Holdings, Inc.
            Notes                              6.375      10/1/02        502,166


The accompanying notes to the financial statements are an integral part of this schedule.


30  AAL Variable Annuity Annual Report

============================================================================

                            AAL VARIABLE ANNUITY

Balanced Portfolio -- continued
Schedule of Investments as of December 31, 1997


Principal     Long-Term                     Interest    Maturity    Market
Amount        Debt Securities (34.9%)       Rate        Date        Value
----------------------------------------------------------------------------
Corporate Obligations (5.4%) -- Continued
-----------------------------------------
  $250,000    Columbia Gas Systems
                Note                        7.320%      11/28/10    $259,689

   500,000    Columbia/HCA
                Healthcare Notes            8.850       1/1/07       561,127

   250,000    Commercial Credit
                Company Notes               6.750       5/15/00      253,161

   500,000    Crown Cork & Seal
                Notes                       6.750       4/15/03      507,296

   250,000    E.I. Dupont de Nemours
                and Company Notes           8.125       3/15/04      273,821

   125,000    Eaton Corporation Notes       6.375       4/1/99       125,632

   510,000    Eli Lilly & Company Notes     6.570       1/1/16       513,664

   500,000    Enron Corporation Notes       6.875       10/15/07     508,897

   500,000    Ford Motor Credit
                Corporation Notes           7.750       11/15/02     528,988

   500,000    General Electric Capital
                Corporation Notes           8.090       4/1/04       552,178

   500,000    General Motors
                Acceptance
                Corporation Note            9.625       12/15/01     558,631

   500,000    Hertz Corporation Notes       7.000       7/1/04       512,928

   250,000    Honeywell, Inc.
                Debentures                  8.625       4/15/06      285,712

   250,000    Household Finance
                Company Notes               7.250       7/15/03      259,206

   500,000    Houston Industries, Inc.
                Notes                       9.375       6/1/01       547,339

   500,000    IBM Corporation Notes         7.500       6/15/13      555,437

   250,000    J.C. Penney & Company,
                Inc. Notes                  6.375       9/15/00      251,740

   340,000    J.P. Morgan Notes             6.250       12/15/05     336,152

   500,000    Johnson Controls Notes        7.125       7/15/17      525,396

   250,000    NorAm Energy
                Corporation Notes           7.500       8/1/00       258,045

   250,000    Noranda, Inc. Notes           8.000       6/1/03       264,853

   500,000    Northern Trust Company
                Notes                       6.700       9/15/05      506,899

   250,000    Norwest Financial, Inc.
                Senior Notes                7.000       1/15/03      258,320

   250,000    Pennzoil Company Notes        10.125      11/15/09     318,390

   250,000    Pepsico, Inc. Medium Term
                Notes                       5.875       6/1/00       249,771

   250,000    Rhone-Poulenc SA Notes        7.750       1/15/02      261,174

   420,000    Service Corporation
                International Notes         6.875       10/1/07      429,609

   500,000    Texas Utilities Company
                First Mortgage Bond         8.250       4/1/04       545,208

 1,000,000    Tosco Corporation First
              Mortgage Bonds                9.625       3/15/02    1,118,319

   500,000    U.S. West Capital Funding,
                Inc. Notes                  6.750       10/1/05      503,515

                                  ------------------------------------------
                                  Total Corporate Obligations     16,478,404
                                  ==========================================

Utility Bonds (0.3%)
--------------------
   500,000    Baltimore Gas & Electric
                Company First
                Refunding Mortgage
                Bonds                       7.500       1/15/07      539,584

   250,000    Pacificorp First Mortgage
                Bonds                       6.750       4/1/05       255,114

                                  ------------------------------------------
                                  Total Utility Bonds                794,698
                                  ==========================================

Canadian Government (1.2%)
--------------------------
   500,000    British Columbia
                Government Notes            7.250       9/1/36       551,460

 1,000,000    Ontario Hydro                 7.450       3/31/13    1,098,809

   500,000    Province of
                Newfoundland                8.650       10/22/22     611,280

   200,000    Province of Ontario
                Senior Global Bond          6.125       6/28/00      200,742

   500,000    Province of Quebec            7.500       7/15/02      523,215

   500,000    Province of Saskatchewan      8.000       7/15/04      547,965

                                  ------------------------------------------
                                  Total Canadian Government        3,533,471
                                  ==========================================

Canadian Corporate Securities (0.1%)
------------------------------------
   250,000    Petro-Canada Ltd.             8.600       1/15/10      299,240

                                  ------------------------------------------
                                  Total Canadian Corporate
                                  Securities                         299,240
                                  ==========================================

                                  ------------------------------------------
                                  Total Long-Term Debt Securities
                                  Investments (amortized cost
                                  basis $104,606,356)            106,792,843
                                  ==========================================

Principal     Short-Term                    Interest    Maturity     Market
Amount        Obligations (10.6%)           Rate**      Date         Value
============================================================================
Short-Term Notes   (10.6%)
--------------------------
   235,000    Dresser Industries, Inc.      6.000       1/21/98      234,217

 6,066,000    Ford Motor Credit
                Company                     5.620       1/9/98     6,058,424

 1,196,000    General Mills, Inc.           6.550       1/2/98     1,195,782

 2,342,000    General Motors
                Acceptance
                Corporation                 6.200       1/2/98     2,341,597

 2,847,000    General Motors
                Acceptance
                Corporation                 5.740       1/20/98    2,838,375

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  31

================================================================================
                             AAL VARIABLE ANNUITY


Balanced Portfolio--continued
Schedule of Investments as of December 31, 1997


Principal    Short-Term             Interest   Maturity    Market
Amount       Obligations (10.6%)    Rate**     Date        Value
=====================================================================
Short-Term Notes (10.6%)--Continued
-----------------------------------
$3,884,000   General Motors
               Acceptance
               Corporation          5.790%     2/2/98      $3,864,010

   665,000   General Motors
               Acceptance
               Corporation          5.810      2/4/98         661,351

 2,945,000   General Signal
               Corporation          5.950     1/20/98       2,935,750

 4,488,000   Household Financial
               Corporation          5.720     1/13/98       4,479,443

   371,000   Merrill Lynch &
               Company, Inc.        5.640      1/5/98         370,767

 2,760,000   Merrill Lynch &
               Company, Inc.        5.630     1/16/98       2,753,462

   408,000   Merrill Lynch &
               Company, Inc.        5.790     1/22/98         406,622

 2,316,000   Merrill Lynch &
               Company, Inc.        5.700     2/13/98       2,300,232

 1,135,000   Motorola, Inc.         5.650      2/3/98       1,129,122

   933,000   Sears Roebuck
               Acceptance
               Corporation          5.850     1/28/98         928,906

                               --------------------------------------
                               Total Short-Term Investments
                               (amortized cost basis
                               $32,498,060)                32,498,060
                               ======================================

                               --------------------------------------
                               Total Investments (100.2%)
                               (amortized cost basis
                               $266,762,583)              306,993,426
                               ======================================

                               --------------------------------------
                               Other Assets,
                               less Liabilities (-0.2%)     (492,086)
                               ======================================

                               --------------------------------------
                               NET ASSETS (100.0%)       $306,501,340
                               ======================================

** The interest rate shown reflects the coupon rate or for the securities purchased at a discount, the discount rate at the date of purchase.


The accompanying notes to the financial statements are an integral part of this schedule.


32  AAL Variable Annuity Annual Report

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y


[AAL VARIABLE ANNUITY LOGO]

Large Company Stock Portfolio
Schedule of Investments as of December 31, 1997


The Portfolio Seeks: To achieve investment results that approximate the -------------------- performance of the Standard & Poor's 500/R/ Composite
                     Stock Price Index ("S&P 500/R/ Index") by investing primarily in common stocks included in the index.

The Portfolio Is:    A diversified portfolio of larger company common stocks
-----------------    held approximately in proportion to their capitalization
                     weight in the S&P 500/R/ Index.

Shares      Common Stocks (99.6%)                                  Market Value
===============================================================================
Aerospace (1.9%)
----------------
   41,960   Boeing Company...........................................$2,053,413
    2,700   General Dynamics Corporation.............................   233,381
    3,000   Goodrich (B.F.) Company..................................   124,313
    8,200   Lockheed Martin Corporation..............................   807,700
    2,900   Northrop Grumman Corporation.............................   333,500
   14,200   Raytheon Company.........................................   717,100
    8,700   Rockwell International Corporation.......................   454,575
    5,100   TRW, Inc.................................................   272,213
    6,900   Textron, Inc.............................................   431,250
    9,800   United Technologies Corporation..........................   713,563
              -----------------------------------------------------------------
              Total Aerospace                                         6,141,008
              =================================================================

Air Transportation (0.5%)
-------------------------
    3,900   AMR Corporation*.........................................   501,150
    3,200   Delta Air Lines, Inc.....................................   380,800
    4,800   Federal Express Corporation*.............................   293,100
    9,200   Southwest Airlines Company...............................   226,550
    3,800   USAir Group, Inc.*.......................................   237,500
              -----------------------------------------------------------------
              Total Air Transportation                                1,639,100
              =================================================================

Apparel (0.3%)
--------------
    3,000   Fruit of the Loom, Inc.*.................................    76,875
    2,900   Liz Claiborne, Inc.......................................   121,256
   12,200   Nike, Inc................................................   478,850
    2,300   Reebok International, Ltd................................    66,269
    1,500   Russell Corporation......................................    39,844
      800   Springs Industries, Inc..................................    41,600
    5,200   V F Corporation..........................................   238,875
              -----------------------------------------------------------------
              Total Apparel                                           1,063,569
              =================================================================

Banking (8.7%)
--------------
    5,700   BB&T Corporation.........................................   365,156
   24,650   Banc One Corporation..................................... 1,338,800
   15,800   Bank of New York Company, Inc............................   913,438
   29,200   BankAmerica Corporation.................................. 2,131,590
    6,200   BankBoston Corporation...................................   582,413
    4,200   Bankers Trust New York Corporation.......................   472,238
    8,300   Barnett Banks, Inc.......................................   596,563
   17,756   Chase Manhattan Corporation.............................. 1,944,282
   19,200   Citicorp................................................. 2,427,600
    4,500   Comerica, Inc............................................   406,125
    8,400   Corestates Financial Corporation.........................   672,525
    4,500   Countrywide Credit Industries, Inc.......................   192,938
    6,550   Fifth Third Bancorp......................................   535,463
   12,324   First Chicago NBD Corporation............................ 1,029,054
   26,380   First Union Corporation.................................. 1,351,975
   10,535   Fleet Financial Group, Inc...............................   789,467
    8,000   Huntington Bancshares, Inc...............................   288,000
    9,300   Keycorp..................................................   658,556
   10,600   Mellon Bank Corporation..................................   642,625
    7,500   J.P. Morgan & Company, Inc...............................   846,563
    9,000   National City Corporation................................   591,750
   29,806   NationsBank Corporation.................................. 1,812,570
   31,700   Norwest Corporation...................................... 1,224,410
   12,800   PNC Bank Corporation.....................................   730,400
    3,900   Providian Financial Corporation..........................   176,231
    2,300   Republic New York Corporation............................   262,631
    8,900   Suntrust Banks, Inc......................................   635,238
    7,300   Synovus Financial Corp...................................   239,075
   10,399   U.S. Bancorp............................................. 1,164,033
    8,600   Wachovia Corporation.....................................   697,675
   10,770   Washington Mutual, Inc...................................   687,261
    3,700   Wells Fargo & Company.................................... 1,255,919
              -----------------------------------------------------------------
              Total Banking                                          27,662,564
              =================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  33

AAL VARIABLE ANNUITY

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997


Shares    Common Stocks (99.6%)                                     Market Value
Brokerage (0.9%)
----------------
  11,150  Charles Schwab Corporation..............................   $   467,603
  14,100  Merrill Lynch & Company, Inc............................     1,028,419
  24,825  Morgan Stanley, Dean Witter, Discover
          and Company.............................................     1,467,778
            --------------------------------------------------------------------
            Total Brokerage                                            2,963,800
            ====================================================================

Business Machines (7.0%)
------------------------
  14,500  3Com Corporation*........................................      506,594
   5,300  Apple Computer, Inc......................................       69,563
   2,000  Autodesk, Inc............................................       74,000
   8,800  Bay Networks, Inc.*......................................      224,950
   6,600  Cabletron Systems, Inc.*.................................       99,000
   3,200  Ceridian Corporation*....................................      146,600
  42,200  Cisco Sytems, Inc.*......................................    2,352,640
  31,750  Compaq Computers, Inc....................................    1,791,891
   2,000  Data General Corporation*................................       34,875
  13,800  Dell Computer Corporation*...............................    1,159,200
   6,300  Digital Equipment Corporation*...........................      233,100
   8,300  HBO & Company............................................      398,400
   5,300  Honeywell, Inc...........................................      363,050
   5,500  Ikon Office Solutions....................................      154,688
  40,900  International Business Machines Corporation..............    4,276,606
  50,800  Microsoft Corporation*...................................    6,565,900
  14,600  Novell, Inc.*............................................      109,500
  41,125  Oracle Systems Corporation*..............................      917,602
   5,300  Parametric Technology Company*...........................      251,088
   6,100  Pitney-Bowes, Inc........................................      548,619
  10,200  Seagate Technology, Inc.*................................      196,350
   7,800  Silicon Graphics, Inc.*..................................       97,013
  15,700  Sun Microsystems, Inc.*..................................      626,038
   7,300  Unisys Corporation*......................................      101,288
  13,700  Xerox Corporation........................................    1,011,231
            --------------------------------------------------------------------
            Total Business Machines                                   22,309,786
            ====================================================================

Business Services (1.9%)
------------------------
  12,200  Automatic Data Processing, Inc...........................      748,775
   8,283  Browning-Ferris Industries, Inc..........................      306,471
   6,800  Cognizant Corporation....................................      303,025
  22,913  Computer Associates International, Inc...................    1,211,498
   3,300  Computer Sciences Corporation*...........................      275,550
   3,400  Deluxe Corporation.......................................      117,300
   7,100  Dun & Bradstreet Corporation.............................      219,656
   2,700  Ecolab, Inc..............................................      149,681
  18,400  First Data Corporation...................................      538,200
   4,300  H.R. Block Inc...........................................      192,694
   5,200  Interpublic Group of Companies, Inc......................      259,025
   1,300  John H. Harland Company..................................       27,300
  13,800  Laidlaw, Inc.............................................      188,025
   3,700  Moore Corporation, Ltd...................................       55,963
   1,800  National Service Industries, Inc.........................       89,213
   6,200  NextLevel Systems, Inc.*.................................      110,825
   3,500  Omnicom Group, Inc.......................................      148,313
   2,400  Safety Kleen Corporation.................................       65,850
   1,100  Shared Medical Systems Corporation.......................       72,600
   6,700  State Street Corporation.................................      389,856
  19,040  Waste Management, Inc....................................      523,600
            --------------------------------------------------------------------
            Total Business Services                                    5,993,420
            ====================================================================

Chemicals (2.9%)
----------------
   4,700  Air Products & Chemicals, Inc............................      386,575
  47,500  E.I. Du Pont de Nemours & Company........................    2,852,969
   3,300  Eastman Chemical Company.................................      196,556
   2,500  Great Lakes Chemical Corporation.........................      112,188
   4,100  Hercules, Inc............................................      205,256
  17,300  Minnesota Mining and Manufacturing Company...............    1,419,681
  24,900  Monsanto Company.........................................    1,045,800
   5,600  Morton International, Inc................................      192,500
   2,700  Nalco Chemical Company...................................      106,819
   7,400  PPG Industries, Inc......................................      422,725
   6,600  Praxair, Inc.............................................      297,000
   2,600  Rohm & Haas Company......................................      248,950
   4,200  Sigma-Aldrich Corporation................................      166,950
   9,600  The Dow Chemical Company.................................      974,400
   5,100  Union Carbide Corporation................................      218,981
   3,200  W.R. Grace & Company.....................................      257,400
            --------------------------------------------------------------------
            Total Chemicals                                            9,104,750
            ====================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

34  AAL Variable Annuity Annual Report

AAL VARIABLE ANNUITY

Schedule of Investments as of December 31, 1997


Shares          Common Stocks (99.6%)                       Market Value
========================================================================
Construction (0.4%)
-------------------
        1,800   Armstrong World Industries, Inc...........    $  134,550
        1,200   Centex Corporation........................        75,525
        1,900   Crane Company.............................        82,413
        3,500   Fluor Corporation.........................       130,813
        1,600   Kaufman & Broad Home Corporation..........        35,900
        6,900   Masco Corporation.........................       351,038
        2,200   Owens-Corning Fiberglass Corporation......        75,075
          800   Pulte Corporation.........................        33,450
        7,200   Sherwin-Williams Company..................       199,800
        3,700   Stanley Works.............................       174,594
                    ----------------------------------------------------
                    Total Construction                         1,293,158
                    ====================================================

Consumer Durables (0.3%)
------------------------
        3,900   Black & Decker Corporation................       152,344
        4,000   Maytag Corporation........................       149,250
        6,600   Newell Company............................       280,500
        2,500   Tupperware Corporation....................        69,688
        3,100   Whirlpool Corporation.....................       170,500
                    ----------------------------------------------------
                    Total Consumer Durables...............       822,282
                    ====================================================
Containers ( 0.2%)
------------------
        1,200   Ball Corporation..........................        42,375
        2,200   Bemis Company, Inc........................        96,938
        5,300   Crown Cork & Seal Company, Inc............       265,663
        5,900   Owens-Illinois, Inc.*.....................       223,831
        4,100   Stone Container Corporation...............        42,794
                    ----------------------------------------------------
                    Total Containers......................       671,601
                    ====================================================

Cosmetics (2.8%)
----------------
        2,300   Alberto-Culver Company....................        73,744
        5,500   Avon Products, Inc........................       337,563
        4,400   Clorox Company............................       347,875
       12,500   Colgate-Palmolive Company.................       918,750
       23,600   Gillette Company..........................     2,370,325
        4,500   International Flavors and
                Fragrances, Inc...........................       231,750
       56,500   Procter & Gamble Company                      $4,509,406
                    ----------------------------------------------------
                    Total Cosmetics.......................     8,789,413
                    ====================================================

Credit Cards (0.0%)
-------------------
        6,300   Equifax, Inc.                                    223,256
                    ----------------------------------------------------
                    Total Credit Cards....................       223,256
                    ====================================================

Drugs & Medicine (11.1%)
------------------------
       32,100   Abbott Laboratories.......................     2,104,556
        2,700   Allergan, Inc.............................        90,619
        3,500   Alza Corporation*.........................       111,344
       27,400   American Home Products
                Corporation...............................     2,096,100
       11,000   Amgen, Inc................................       595,375
        2,300   Bausch & Lomb, Inc........................        91,138
       11,700   Baxter International, Inc.................       590,119
        5,100   Becton, Dickinson and Company.............       255,000
        4,600   Biomet, Inc...............................       117,875
        8,100   Boston Scientific Corporation.............       371,588
       41,800   Bristol-Myers Squibb Company..............     3,955,325
        4,600   Cardinal Health Inc.......................       345,575
       27,200   Columbia/HCA Healthcare
                Corporation...............................       805,800
        2,300   C.R. Bard, Inc............................        72,019
        6,200   Guidant Corporation.......................       385,950
       16,500   HEALTHSOUTH Corporation*..................       457,875
        6,800   Humana, Inc.*.............................       141,100
       56,500   Johnson & Johnson.........................     3,721,938
       46,700   Eli Lilly & Company.......................     3,251,488
        3,000   Mallinckrodt Group, Inc...................       114,000
        2,600   Manor Care, Inc...........................        91,000
       19,700   Medtronic, Inc............................     1,030,556
       50,400   Merck & Company, Inc......................     5,355,000
       54,400   Pfizer, Inc...............................     4,056,200
       21,315   Pharmacia & Upjohn, Inc...................       780,662
       30,700   Schering-Plough Corporation...............     1,907,238
        3,800   St. Jude Medical, Inc.*...................       115,900
       12,800   Tenet Healthcare Corporation*.............       424,000
        3,100   U.S. Surgical Corporation.................        90,869
        7,900   United Healthcare Corporation.............       392,531

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Annuity Annual Report  35

===============================================================================
                             AAL VARIABLE ANNUITY

Large Company Stock Portfolio -- continued
Schedule of Investments as of December 31, 1997

Shares  Common Stocks (99.6%)   Market Value

Drugs & Medicine (11.1%)--Continued
-----------------------------------
       11,500   Warner-Lambert Company............  $ 1,426,000
                    -------------------------------------------
                    Total Drugs & Medicine           35,344,740
                    ===========================================

Electronics (4.1%)
------------------
        9,228   AMP, Inc.............................   387,576
        3,000   Adobe Systems, Inc...................   123,750
        5,900   Advanced Micro Devices, Inc.*........   105,831
       15,300   Applied Materials, Inc.*.............   460,913
        1,900   EG&G, Inc............................    39,544
       20,800   EMC Corporation*.....................   570,700
        2,000   General Signal Corporation...........    84,375
        3,300   Harris Corporation...................   151,388
       43,700   Hewlett-Packard Company.............. 2,731,250
       68,800   Intel Corporation.................... 4,833,200
        5,900   LSI Logic Corporation*...............   116,525
        8,800   Micron Technology, Inc...............   228,800
       25,000   Motorola, Inc........................ 1,426,563
        6,800   National Semiconductor Corporation*..   176,375
        1,900   Perkin Elmer Corporation.............   135,019
        3,300   Scientific-Atlanta, Inc..............    55,275
        2,050   Tektronix, Inc.......................    81,359
        7,600   Tellabs, Inc.*.......................   401,850
       16,400   Texas Instruments, Inc...............   738,000
        6,300   Thermo Electron Corporation*.........   280,350
        2,300   Thomas & Betts Corporation...........   108,675
                    -------------------------------------------
                    Total Electronics                13,237,318
                    ===========================================

Energy & Utilities (3.4%)
-------------------------
        7,900   American Electric Power Company......   407,838
        6,200   Baltimore Gas & Electric Company.....   211,188
        6,600   CINergy Corporation..................   252,863
        6,300   Carolina Power & Light Company.......   267,356
        8,900   Central & Southwest Corporation......   240,856
        4,400   Coastal Corporation..................   272,525
        2,400   Columbia Gas System, Inc.............   188,550
        9,800   Consolidated Edison, Inc.............   401,800
        4,000   Consolidated Natural Gas Company.....   242,000
        6,000   DTE Energy Company...................   208,125
        7,800   Dominion Resources, Inc..............   331,988
       15,108   Duke Energy Corporation..............   836,606
       16,400   Edison International.................   445,875
       13,300   Enron Corporation....................   552,781
       10,200   Entergy Corporation..................   305,363
        7,600   FPL Group, Inc.......................   449,825
        9,600   FirstEnergy Corporation*.............   278,400
        5,000   General Public Utilities Corporation.   210,625
       11,973   Houston Industries, Inc..............   319,529
        6,000   Niagara Mohawk Power Corporation*....    63,000
        2,000   Nicor, Inc...........................    84,375
        3,100   Northern States Power Company........   180,575
        1,300   ONEOK, Inc...........................    52,488
        6,900   P P & L Resources, Inc...............   165,169
        3,500   Pacific Enterprises..................   131,688
       18,400   Pacific Gas & Electric Company.......   560,050
       12,400   PacifiCorp...........................   338,675
        9,300   Peco Energy Company..................   225,525
        1,400   Peoples Energy Corporation...........    55,125
        9,700   Public Service Enterprise............   307,369
        3,600   Sonat, Inc...........................   164,700
       29,000   Southern Company.....................   750,375
       10,317   Texas Utilities Company..............   428,800
        9,000   Unicom Corporation...................   276,750
        4,200   Union Electric Company...............   181,650
       13,300   Williams Companies, Inc..............   377,388
                    -------------------------------------------
                    Total Energy & Utilities         10,767,795
                    ===========================================

Energy-Raw Materials (1.3%)
----------------------------
        7,000   Baker Hughes, Inc....................   305,375
        7,335   Burlington Resources, Inc............   328,700
        7,300   Dresser Industries, Inc..............   306,144
          800   Eastern Enterprises..................    36,000
       11,000   Halliburton Company..................   571,313
        2,300   McDermott International, Inc.........    84,238
       14,200   Occidental Petroleum Corporation.....   416,238
       20,900   Schlumberger, Ltd.................... 1,682,450
       10,572   Union Pacific Resources Group Inc....   256,371
        2,300   Western Atlas, Inc.*.................   170,200
                    -------------------------------------------
                    Total Energy-Raw Materials        4,157,029
                    ===========================================

The accompanying notes to the financial statements are an integral part of this schedule.

36   AAL Variable Annuity Annual Report

-------------------------------------------------------------------------------
===============================================================================

                             AAL VARIABLE ANNUITY


Large Company Stock Portfolio--continued
Schedule of Investments as of December 31, 1997

Shares                Common Stocks (99.6%)               Market Value
======================================================================
Entertainment (0.0%)
--------------------
     7,500            Mirage Resorts, Incorporated*........   $170,625
                        ----------------------------------------------
                        Total Entertainment                    170,625
                        ==============================================


Food & Agriculture (6.1%)
-------------------------
    23,339            Archer-Daniels-Midland Company.......    506,165
     6,100            CPC International, Inc...............    657,275
    19,200            Campbell Soup Company................  1,116,000
   103,900            Coca-Cola Company....................  6,922,338
    19,800            ConAgra, Inc.........................    649,688
     6,700            General Mills, Inc...................    479,888
    15,400            H.J. Heinz Company...................    782,513
     6,000            Hershey Foods Corporation............    371,625
    17,200            Kellogg Company......................    853,550
    63,700            PepsiCo, Inc.........................  2,321,069
     2,800            Pioneer Hi-Bred International, Inc...    300,300
     5,800            Quaker Oats Company..................    305,950
     4,500            Ralston Purina Corporation...........    418,219
    20,100            Sara Lee Corporation.................  1,131,881
     2,500            Supervalu, Inc.......................    104,688
     7,200            Sysco Corporation....................    328,050
     6,320            Tricon Global Restaurants, Inc.*.....    183,675
    26,900            Unilever N.V.........................  1,679,569
     4,200            Whitman Corporation..................    109,463
     4,900            Wm. Wrigley Jr. Company..............    389,856
                           -------------------------------------------
                           Total Food & Agriculture         19,611,762
                           ===========================================

Gold (0.2%)
-----------
    15,600            Barrick Gold Corporation.............    290,550
     9,600            Battle Mountain Gold Company.........     56,400
     6,100            Homestake Mining Company.............     54,138
     6,548            Newmont Mining Corporation...........    192,348
    10,000            Placer Dome, Inc.....................    126,875
                                              ------------------------
                                              Total Gold       720,311
                                              ========================


Insurance ( 4.1%)
-----------------
     6,249            Aetna Life & Casualty Company........   $440,945
    18,141            Allstate Corporation.................  1,648,563
    10,262            American General Corporation.........    554,789
    29,550            American International Group, Inc....  3,213,563
     6,950            Aon Corporation......................    407,444
     7,200            Chubb Corporation....................    544,500
     3,200            Cigna Corporation....................    553,800
     2,400            Cincinnati Financial Corporation.....    337,800
     7,900            Conseco, Inc.........................    358,956
     3,400            General Re Corporation...............    720,800
     5,000            ITT Hartford Group, Inc..............    467,813
     3,000            Jefferson-Pilot Corporation..........    233,625
     4,300            Lincoln National Corporation.........    335,938
     3,800            MBIA, Inc............................    253,888
     4,700            MGIC Investment Corporation..........    312,550
     7,200            Marsh & McLennan Companies, Inc......    536,850
     3,100            Progressive Corporation..............    371,613
     5,900            Safeco Corporation...................    287,625
     3,600            St. Paul Companies, Inc..............    295,425
     8,150            SunAmerica, Inc......................    348,413
     5,800            Torchmark Corporation................    243,963
     2,700            Transamerica Corporation.............    287,550
     4,700            USF&G Corporation....................    103,694
     5,800            Unum Corporation.....................    315,375
                                           ---------------------------
                                           Total Insurance  13,175,482
                                           ===========================

Liquor (0.5%)
-------------
     1,500            Adolph Coors Company.................     49,875
    20,500            Anheuser-Busch Companies, Inc........    902,000
     2,800            Brown-Foreman Corporation............    154,700
    15,300            Seagram Company, Ltd.................    494,381
                                              ------------------------
                                              Total Liquor   1,600,956
                                              ========================

Media (2.2%)
------------
    29,500            CBS Corporation......................    868,406
     4,200            Clear Channel Communications, Inc.*..    333,638
    14,600            Comcast Corporation, Class A.........    460,813



Large Company Stock Portfolio


The accompanying notes to the financial statements are an integral part of this schedule.


                                       AAL Variable Annuity Annual Report  37

---------------------------------------------------------------------
=====================================================================
                        AAL VARIABLE ANNUITY


Large Company Stock Portfolio--continued
Schedule of Investments as of December 31, 1997


Shares            Common Stocks (99.6%)                   Market Value
======================================================================
Media (2.2%--Continued
----------------------
     4,000            Dow Jones & Company, Inc.............   $214,750
    11,900            Gannett Company, Inc.................    735,569
     1,500            King World Productions, Inc.*........     86,625
     3,600            Knight-Ridder, Inc...................    187,200
     4,200            McGraw-Hill, Inc.....................    310,800
     2,200            Meredith Corporation.................     78,513
     4,000            New York Times Company...............    264,500
     6,100            R.R. Donnelley & Sons Company........    227,225
    23,600            Tele-Communications, Inc.*...........    659,325
    23,500            Time Warner, Inc.....................  1,457,000
     4,000            Times Mirror Company.................    246,000
     5,100            Tribune Company......................    317,475
    14,800            Viacom, Inc.*........................    613,275
                                                 ---------------------
                                                 Total Media 7,061,114
                                                 =====================

Miscellaneous Finance (3.2%)
----------------------------
    19,600            American Express Company.............  1,749,300
     2,300            Beneficial Corporation...............    191,188
    29,200            Federal Home Loan Mortgage
                        Corporation........................  1,224,575
    44,500            Federal National Mortgage Association  2,539,281
     2,400            Golden West Financial Corporation....    234,750
     5,700            Green Tree Financial Corporation.....    149,269
     4,100            H.F. Ahmanson & Company..............    274,444
     4,500            Household International Corporation..    574,031
    21,012            MBNA Corporation.....................    573,890
    48,158            Travelers Group, Inc.................  2,594,512
                                --------------------------------------
                                Total Miscellaneous Finance 10,105,240
                                ======================================

Motor Vehicles (2.1%)
---------------------
    27,900            Chrysler Corporation.................    981,731
     1,600            Cummins Engine Company, Inc..........     94,500
     4,400            Dana Corporation.....................    209,000
     3,300            Eaton Corporation....................    294,525
     2,600            Echlin, Inc..........................     94,088
     1,500            Fleetwood Enterprises, Inc...........     63,656
    50,400            Ford Motor Company...................  2,453,850
    30,300            General Motors Corporation...........  1,836,938
     7,500            Genuine Parts Company................    254,531
     4,900            ITT Industries, Inc..................    153,738
     3,100            Navistar International Corporation*..    $76,919
     3,200            PACCAR, Inc..........................    168,000
                                        ------------------------------
                                        Total Motor Vehicles 6,681,476
                                        ==============================

Non-Durables & Entertainment (1.0%)
-----------------------------------
     3,000            American Greetings Corporation,
                        Class A............................    117,375
     6,400            Darden Restaurants, Inc..............     80,000
     2,900            Harcourt General, Inc................    158,775
     5,300            Hasbro, Inc..........................    166,950
     1,600            Jostens, Inc.........................     36,900
    12,150            Mattel, Inc..........................    452,588
    28,900            McDonald's Corporation...............  1,379,975
     6,200            Rubbermaid, Inc......................    155,000
    10,500            Service Corporation International....    387,844
     5,500            Wendy's International, Inc...........    132,344
                                            --------------------------
                                            Total Non-Durables &
                                               Entertainment 3,067,751
                                            ==========================

Non-Ferrous Metals (0.5%)
-------------------------
     9,500            Alcan Aluminium, Ltd.................    262,438
     7,300            Aluminum Company of America..........    513,738
     1,700            Asarco, Inc..........................     38,144
     3,900            Cyprus Minerals Company..............     59,963
     5,800            Echo Bay Mines, Ltd.*................     14,138
     6,000            Engelhard Corporation................    104,250
     8,200            Freeport-McMoran Copper & Gold,
                        Class B............................    129,150
     7,000            Inco, Ltd............................    119,000
     2,600            Phelps Dodge Corporation.............    161,850
     3,100            Reynolds Metals Company..............    186,000
                                    ----------------------------------
                                    Total Non-Ferrous Metals 1,588,671
                                    ==================================

Oil--Domestic (1.2%)
--------------------
     3,800            Amerada Hess Corporation.............    208,525
     2,500            Anadarko Petroleum Corporation.......    151,719
     3,800            Apache Corporation...................    133,238
     3,100            Ashland Oil, Inc.....................    166,431
    13,500            Atlantic Richfield Company...........  1,081,688

The accompanying notes to the financial statements are an integral part of this schedule.

38  AAL Variable Annuity Annual Report

----------------------------------------------------------------------
======================================================================

                          AAL VARIABLE ANNUITY


Large Company Stock Portfolio--continued
Schedule of Investments as of December 31, 1997


Shares            Common Stocks (99.6%)                   Market Value
======================================================================
Oil--Domestic (1.2%)--Continued
-------------------------------
     1,100            Helmerich & Payne, Inc...............    $74,663
     2,000            Kerr-McGee Corporation...............    126,625
     4,400            Oryx Energy Company*.................    112,200
     2,000            Pennzoil Corporation.................    133,625
    11,000            Phillips Petroleum Company...........    534,875
     3,600            Rowan Companies, Inc.*...............    109,800
     3,000            Sun Company, Inc.....................    126,188
    12,100            USX-Marathon Group, Inc..............    408,375
    10,300            Unocal Corporation...................    399,769
                                         -----------------------------
                                         Total Oil--Domestic 3,767,721
                                         =============================

Oil--International (5.9%)
-------------------------
    20,500            Amoco Corporation....................  1,745,063
    27,600            Chevron Corporation..................  2,125,200
   103,600            Exxon Corporation....................  6,339,025
    33,000            Mobil Corporation....................  2,382,188
    90,100            Royal Dutch Petroleum Company ADR....  4,882,294
    23,000            Texaco, Inc..........................  1,250,625
                                   -----------------------------------
                                   Total Oil--International 18,724,395
                                   ===================================
Optical & Photo (0.4%)
----------------------
    9,700             Corning, Inc.........................    360,113
   13,600             Eastman Kodak Company................    827,050
    1,800             Polaroid Corporation.................     87,638
                                       -------------------------------
                                       Total Optical & Photo 1,274,801
                                       ===============================

Paper & Forest Products (1.2%)
------------------------------
     2,300            Boise Cascade Corporation............     69,575
     4,000            Champion International Corporation...    181,250
     8,700            Fort James Corporation...............    332,775
     3,800            Georgia-Pacific Corporation..........    230,850
    12,703            International Paper Company..........    547,817
    23,292            Kimberly-Clark Corporation...........  1,148,587
     4,600            Louisiana-Pacific Corporation........     87,400
     4,400            Mead Corporation.....................    123,200
     1,200            Potlatch Corporation.................     51,600
     2,400            Temple-Inland, Inc...................   $125,550
     2,900            Union Camp Corporation...............    155,694
     4,200            Westvaco Corporation.................    132,038
     8,300            Weyerhaeuser Company.................    407,219
     4,600            Willamette Industries, Inc...........    148,063
                                           ---------------------------
                                           Total Paper &
                                             Forest Products 3,741,618
                                           ===========================

Producers Goods (5.7%)
----------------------
    23,700            Allied-Signal, Inc...................    922,819
     4,300            Avery Dennison Corporation...........    192,425
     1,000            Briggs & Stratton Corporation........     48,563
     3,100            Case Corporation.....................    187,356
    15,600            Caterpillar, Inc.....................    757,575
     1,600            Cincinnati Milacron, Inc.............     41,500
     5,000            Cooper Industries, Inc...............    245,000
    10,500            Deere & Company......................    612,281
     9,300            Dover Corporation....................    335,963
    18,600            Emerson Electric Company.............  1,049,738
     1,600            FMC Corporation*.....................    107,700
     1,700            Foster Wheeler Corporation...........     46,006
   137,600            General Electric Company............. 10,096,400
     2,000            Harnischfeger Industries, Inc........     70,625
    10,400            Illinois Tool Works, Inc.............    625,300
     6,950            Ingersoll-Rand Company...............    281,475
     3,500            Johnson Controls, Inc................    167,125
     3,500            KLA Instruments Corporation*.........    135,188
     1,800            Millipore Corporation................     61,088
       410            NACCO Industries, Inc................     43,947
     5,300            Pall Corporation.....................    109,644
     4,650            Parker Hannifin Corporation..........    213,319
     3,600            Raychem Corporation..................    155,025
     2,500            Snap-On, Inc.........................    109,063
     7,100            Tenneco, Inc.........................    280,450
     2,600            Timken Company.......................     89,375
     1,100            Trinova Corporation..................     53,969
    22,300            Tyco International Ltd...............  1,004,894
     2,100            W.W. Grainger, Inc...................    204,094
                                      --------------------------------
                                      Total Producers Goods 18,247,907
                                      ================================



The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Annuity Annual Report   39

===============================================================================
                             AAL VARIABLE ANNUITY

Large Company Stock Portfolio--continued
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997

Shares     Common Stocks (99.6%)               Market Value
===========================================================
Railroad & Shipping (0.7%)
 ..........................

 6,564     Burlington Northern, Inc............ $   610,042
 9,100     CSX Corporation.....................     491,400
15,800     Norfolk Southern Corporation........     486,838
10,300     Union Pacific Corporation...........     643,106

                 ------------------------------------------
                 Total Railroad & Shipping        2,231,386
                 ==========================================

Retail Stores (5.1%)
 ....................

10,300     Albertson's, Inc....................     487,963
11,400     American Stores Company.............     234,413
 6,300     Autozone, Inc.*.....................     182,700
33,160     CUC International, Inc.*............   1,139,891
 7,200     CVS Corporation.....................     461,250
 4,400     Charming Shoppes, Inc...............      20,625
 4,100     Circuit City Stores, Inc............     145,806
 8,900     Costco Companies, Inc.*.............     397,163
 9,100     Dayton Hudson Corporation...........     614,250
 4,600     Dillard's Inc.......................     162,150
 8,800     Federated Department Stores, Inc.*..     378,950
 2,500     Giant Food, Inc., Class A...........      84,219
 1,600     Great Alantic & Pacific Tea
              Company, Inc.....................      47,500
30,700     Home Depot, Inc.....................   1,807,463
10,500     J.C. Penney Company, Inc............     633,281
20,400     Kmart Corporation...................     235,875
10,700     Kroger Corporation*.................     395,231
11,405     The Limited, Inc....................     290,828
 1,600     Long's Drug Stores, Inc.............      51,400
 7,300     Lowe's Companies, Inc...............     348,119
 9,700     May Department Stores Company.......     511,069
 1,500     Mercantile Stores Company, Inc......      91,313
 3,200     Nordstrom, Inc......................     193,200
 2,600     Pep Boys-Manny, Moe, & Jack.........      62,075
 5,200     Rite Aid Corporation................     305,175
16,400     Sears Roebuck & Company.............     742,100
 6,800     TJX Companies, Inc..................     233,750
 4,300     Tandy Corporation...................     165,819
16,850     The Gap, Inc........................     597,122
12,000     Toys "R" Us, Inc.*..................     377,250
94,700     Wal-Mart Stores, Inc................   3,734,731
20,600     Walgreen Company....................     646,325
 6,200     Winn-Dixie Stores, Inc..............     270,863
 5,600     Woolworth Corporation*..............     114,100

                 ------------------------------------------
                 Total Retail Stores             16,163,969
                 ==========================================

Steel (0.2%)
 ............

 7,239     Allegheny Teledyne, Inc.............     187,309
 4,500     Armco, Inc.*........................      22,219
 4,700     Bethlehem Steel Corporation*........      40,538
 2,000     Inland Steel Industries,Inc.........      34,250
 3,600     Nucor Corporation...................     173,925
 3,600     USX-US Steel Group, Inc.............     112,500
 4,000     Worthington Industries, Inc.........      66,000

                 ------------------------------------------
                 Total Steel                        636,741
                 ==========================================

Telephone (8.2%)
 ................

 7,700     ALLTEL Corporation..................     316,181
68,200     AT&T Corporation....................   4,177,250
21,200     Airtouch Communications, Inc.*......     881,125
23,000     Ameritech Corporation...............   1,851,500
 3,775     Andrew Corporation*.................      90,600
32,696     Bell Atlantic Corporation...........   2,975,336
41,600     BellSouth Corporation...............   2,342,600
 4,900     DSC Communications Corporation*.....     117,600
 6,800     Frontier Corporation................     163,625
40,200     GTE Corporation.....................   2,100,450
27,023     Lucent Technologies, Inc............   2,158,462
29,200     MCI Communications Corporation......   1,250,125
11,100     Northern Telecom, Limited...........     987,900
38,572     SBC Communications, Inc.............   2,825,399
18,000     Sprint Corporation..................   1,055,250
20,300     U.S. West, Inc......................     916,038
25,500     U.S. West Media Group*..............     736,313
37,900     WorldCom, Inc.......................   1,146,475

                 ------------------------------------------
                 Total Telephone                 26,092,229
                 ==========================================

The accompanying notes to the financial statements are an integral part of this schedule.

40  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

Large Company Stock Portfolio--continued
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997

Shares          Common Stocks (99.6%)              Market Value
===============================================================
Tires & Rubber (0.2%)
---------------------
        3,300   Cooper Tire & Rubber Company.......     $80,438
        6,500   Goodyear Tire & Rubber Company.....     413,563
                  ---------------------------------------------
                  Total Tires & Rubber                  494,001
                  =============================================

Tobacco (1.8%)
--------------
        7,200   American Brands, Inc. .............     266,850
        4,900   Loews Corporation..................     520,013
      101,800   Phillip Morris Companies, Inc. ....   4,612,813
        7,700   UST, Inc. .........................     284,419
                  ---------------------------------------------
                  Total Tobacco                       5,684,095
                  =============================================

Travel & Recreation (1.3%)
--------------------------
        4,100   Brunswick Corporation..............     124,280
       28,449   Disney (Walt) Company..............   2,818,229
        4,200   Harrah's Entertainment*............      79,275
       10,500   Hilton Hotels Corporation..........     312,375
        5,000   ITT Corporation*...................     414,375
        5,300   Marriott International, Inc. ......     367,025
                  ---------------------------------------------
                  Total Travel & Recreation           4,115,559
                  =============================================

Trucking & Freight (0.1%)
-------------------------
        1,600   Caliber System, Inc. ..............      77,900
        3,200   Ryder Systems, Inc. ...............     104,800
                  ---------------------------------------------
                  Total Trucking & Freight              182,700
                  =============================================
                  ---------------------------------------------
                  Total Common Stocks
                  (cost basis $250,445,964)        $317,325,099
                  =============================================

Principal  Short-Term           Interest    Maturity  Market
Amount     Investments (1.0%)   Rate        Date      Value
=============================================================
$  524,000 CountryWide
            Home, Inc. ........ 5.86        1/5/98   $523,634
 1,282,000 General Motors
            Acceptance
            Corporation........ 6.19        1/5/98  1,281,118
 1,262,000 R.R. Donnelley &
            Sons Company....... 6.65%       1/2/98  1,261,767
            -------------------------------------------------
            Total Short-Term Investments
            (amortized cost basis $3,066,519)       3,066,519
            =================================================
            -------------------------------------------------
            Total Investments (100.6%)
            (amortized cost
            basis $253,512,483)                   320,391,618
            =================================================
            -------------------------------------------------
            Other Assets,
            less Liabilities (-0.6%)               (1,916,428)
            =================================================
            -------------------------------------------------
            NET ASSETS (100.0%)                  $318,475,190
            =================================================

* Non-income producing security

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  41

                             AAL VARIABLE ANNUITY

Small Company Stock Portfolio
Schedule of Investments as of December 31, 1997

The Portfolio Seeks: To achieve investment results that approximate the -------------------- performance of the Wilshire Small Cap Index by investing primarily in common stocks included in the index.

The Portfolio Is: A diversified portfolio of smaller company common stocks held ----------------- approximately in proportion to their capitalization weight in the Wilshire Small Cap Index.

Shares        Common Stocks (98.6%)                               Market Value
==============================================================================
Aerospace (1.6 %)
-----------------
    15,900    BE Aerospace, Inc.* .............................    $   425,325
    28,700    Gencorp, Inc. ...................................        717,500
    13,300    Kaman Corporation ...............................        217,787
    12,900    Thiokol Corporation .............................      1,048,125
                  ------------------------------------------------------------
                  Total Aerospace .............................      2,408,737
                  ============================================================

Air Transportation (1.0 %)
--------------------------
    17,500    Airborne Freight Corporation ....................      1,087,187
    10,300    Alaska Airgroup, Inc.* ..........................        399,125
                  ------------------------------------------------------------
                  Total Air Transportation ....................      1,486,312
                  ============================================================

Apparel (1.3 %)
---------------
    12,600    Brown Group, Inc. ...............................        167,737
    17,300    Gymboree Corp.* .................................        473,587
    14,900    Kellwood Corporation ............................        447,000
    33,700    Stride Rite Corporation .........................        404,400
    15,900    The Dress Barn Corporation* .....................        451,162
                  ------------------------------------------------------------
                  Total Apparel ...............................      1,943,886
                  ============================================================

Banking (9.1 %)
---------------
    18,500    Astoria Financial Corporation ...................      1,031,375
    19,850    Bank United Corp. Class A .......................        971,409
    32,100    City Steel National Corporation .................      1,185,693
    27,300    First Commerce Corporation ......................      1,835,925
    27,000    Imperial Credit Industries, Inc.* ...............        553,500
    16,800    Long Island Bancorp, Inc. .......................        833,700
    23,100    Magna Group, Inc. ...............................      1,056,825
    40,700    Money Store Inc. (The) ..........................        854,700
     8,900    ONBANCorp, Inc. .................................        627,450
    42,700    Peoples Bank of Bridgeport, Connecticut .........      1,622,600
    21,300    Rigs National Corp.-- Washington ................        572,438
    23,800    St. Paul Bancorp, Inc. ..........................        624,750
    29,565    Valley National Bancorp .........................      1,162,274
    33,200    Washington Federal Inc. .........................      1,043,725
                  ------------------------------------------------------------
                  Total Banking ...............................     13,976,364
                  ============================================================

Brokerage (0.8 %)
-----------------
    27,000    Quick & Reilly Group, Inc. ......................      1,161,000
                  ------------------------------------------------------------
                  Total Brokerage .............................      1,161,000
                  ============================================================

Business Machines (2.1 %)
-------------------------
    14,400    Broderbund Software, Inc.* ......................        369,000
    33,400    Data General Corporation* .......................        582,412
    15,600    Exabyte Corporation* ............................        100,425
    56,400    Integrated Device Technology, Inc.* .............        532,275
    20,625    Shiva Corporation* ..............................        176,602
    23,600    Structural Dynamic Research* ....................        531,000
    55,900    Sybase, Inc.* ...................................        744,168
    15,800    Xircom, Inc.* ...................................        158,988
                  ------------------------------------------------------------
                  Total Business Machines .....................      3,194,870
                  ============================================================

Business Services (10.4 %)
--------------------------
    29,000    American Management Systems, Incorporated* ......        565,500
    23,000    Cerner Corporation* .............................        485,875
    19,200    Citrix Systems, Inc.* ...........................      1,459,200
    44,500    Computervision Corporation* .....................        169,656
    15,300    Credence Systems Corporation* ...................        453,263
    32,250    Credit Acceptance Corporation* ..................        249,938


      The accompanying notes to the financial statements are an integral part of this schedule.
      ------------------------------------------------------------------------
42    AAL Variable Annuity Annual Report

AAL VARIABLE ANNUITY

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997


Shares    Common Stocks (98.6%)                                    Market Value
Business Services (10.4%)--Continued
------------------------------------
  11,500  Envoy Corporation*....................................... $   334,938
  13,000  Hyperion Software Corp.*.................................     464,750
  20,300  Information Resources, Inc.*.............................     271,513
  29,900  Integrated Health Services, Inc..........................     932,506
  33,000  Intuit, Inc.*............................................   1,361,250
  24,200  Micro Warehouse, Inc.*...................................     337,288
   9,500  New England Business Service, Inc........................     320,625
  29,200  Oak Technology, Inc.*....................................     189,800
  28,700  Pittston Company.........................................   1,155,175
  29,200  Pixar, Inc.*.............................................     631,450
  28,200  Psinet Inc.*.............................................     144,525
  35,100  S3, Inc.*................................................     175,500
  17,600  Shared Medical Systems Corporation.......................   1,161,600
  19,900  Standard Register Company................................     691,525
  39,300  Symantec Corporation*....................................     862,143
  13,400  The Profit Recovery Group International, Inc.*...........     237,850
  30,100  Wallace Computer Services, Inc...........................   1,170,138
  20,900  Westpoint Stevens, Inc.*.................................     987,525
  26,800  World Color Press, Inc.*.................................     711,875
  29,900  Xylan Corporation*.......................................     452,238
            -------------------------------------------------------------------
            Total Business Services                                  15,977,646
            ===================================================================

Consumer Durables (1.6%)
------------------------
   9,100  Bassett Furniture Industries, Inc........................     273,000
  28,900  Kimball International, Inc...............................     532,843
  12,500  La Z Boy Chair Company...................................     539,063
  36,450  Mohawk Industries, Inc.*.................................     799,622
  12,600  Shorewood Packaging Corporation*.........................     337,050
            -------------------------------------------------------------------
            Total Consumer Durables                                   2,481,578
            ===================================================================

Chemicals (1.8%)
----------------
  19,700  ACX Technologies, Inc.*..................................     481,419
  27,800  Calgon Carbon Corporation................................     298,850
   9,900  H.B. Fuller Company......................................     490,050
  31,800  Lawter International, Inc................................     345,825
   5,100  NCH Corporation..........................................     334,050
  23,500  Rollins, Inc.............................................     477,343
  11,300  Zoltek Companies, Inc.*..................................     314,988
            -------------------------------------------------------------------
            Total Chemicals                                           2,742,525
            ===================================================================

Construction (2.8%)
-------------------
  20,800  Centex Corporation.......................................   1,309,100
  27,200  Kaufman & Broad Home Corporation.........................     610,300
   7,800  Lawson Products, Inc.....................................     232,050
  25,200  Lennar Corporation.......................................     543,375
  14,800  Pulte Corporation........................................     618,825
  17,200  Southdown, Inc...........................................   1,014,800
            -------------------------------------------------------------------
            Total Construction                                        4,328,450
            ===================================================================

Containers (0.1%)
-----------------
  37,000  Gaylord Container Corporation*...........................     212,750
            -------------------------------------------------------------------
            Total Containers                                            212,750
            ===================================================================

Cosmetics (0.4%)
----------------
   7,000  Chemed Corporation.......................................     290,062
  35,600  Playtex Products, Inc.*..................................     364,900
            -------------------------------------------------------------------
            Total Cosmetics                                             654,962
            ===================================================================

Drugs & Medicine (8.1%)
-----------------------
  10,000  ATL Ultrasound, Inc.*....................................     460,000
  20,100  Acuson Corporation*......................................     332,906
  26,300  Advanced Tissue Sciences, Inc.*..........................     325,462
  21,200  Agouron Pharmaceuticals, Inc.*...........................     622,750
  22,000  Alliance Pharmaceutical Corporation*.....................     159,500
  20,100  Ballard Medical Products.................................     487,425
  19,800  Beckman Instruments, Inc.................................     792,000
  35,250  Bergen Brunswig Corporation..............................   1,484,906
  15,423  Block Drug Company.......................................     667,066
  18,900  Cephalon, Inc.*..........................................     214,988
  23,500  Coventry Corporation*....................................     358,375
   9,500  Diagnostic Products Corporation..........................     263,625
  23,600  FPA Medical Management, Inc.*............................     439,550

The accompanying notes to the financial statements are an integral part of this schedule.

                                         AAL Variable Annuity Annual Report   43

===============================================================================
                             AAL VARIABLE ANNUITY

Small Company Stock Portfolio--continued
Schedule of Investments as of December 31, 1997

Shares     Common Stocks (98.6%)                                  Market Value
==============================================================================
Drugs & Medicine (8.1 %)--Continued
 ...................................

20,800     Gilead Sciences Inc.*..................................    $795,600
18,500     Haemonetics Corporation*...............................     259,000
 7,100     Herbalife International, Inc...........................     149,100
30,900     ICN Pharmaceuticals, Inc...............................   1,508,306
20,000     Lincare Holdings Inc.*.................................   1,140,000
26,200     Liposome Company, Inc.*................................     121,175
38,200     Mid Atlantic Medical Services*.........................     487,050
53,300     Perrigo Company*.......................................     712,888
23,140     Vivus, Inc.*...........................................     245,862
11,500     West, Inc..............................................     342,125

                 -------------------------------------------------------------
                 Total Drugs & Medicine                             12,369,659
                 =============================================================

Electronics (5.3 %)
 ...................

34,100     APAC Teleservices, Inc.*...............................     460,350
16,900     Avid Technology, Inc.*.................................     452,075
47,100     Cirrus Logic, Inc.*....................................     500,437
27,700     DSP Communications Inc.*...............................     332,400
28,200     ESS Technology, Inc.*..................................     214,142
49,200     Geotek Industries, Inc.*...............................      75,335
16,300     Gerber Scientific, Inc.................................     323,963
42,300     Glenayre Technologies, Inc.*...........................     417,713
13,700     Hutchinson Technology, Inc.*...........................     299,688
27,300     Kemet Corporation*.....................................     528,938
24,900     Lam Research Corporation*..............................     728,325
26,600     Macromedia, Inc.*......................................     221,113
60,900     Rational Software Corporation*.........................     692,738
29,800     Sequent Computer Systems, Inc.*........................     596,000
21,600     Silicon Valley Group, Inc.*............................     488,700
27,600     Symbol Technologies, Inc...............................   1,041,900
32,800     VLSI Technology, Inc.*.................................     774,900

                 -------------------------------------------------------------
                 Total Electronics                                   8,148,717
                 =============================================================

Energy & Utilities (5.7 %)
 ..........................

12,200     Central Hudson Gas & Electric Company..................     535,275
 9,600     Cilcorp, Inc...........................................     469,200
14,200     Eastern Utilities Associates...........................     372,750
20,300     MDU Resources Group, Inc...............................     641,988
90,900     Northeast Utilities....................................   1,073,755
21,800     ONEOK, Inc.............................................     880,175
 9,500     Orange & Rockland Utilities, Inc.......................     442,344
29,200     Public Service Company of New Mexico...................     691,675
44,200     Seagull Energy Corporation*............................     911,625
21,600     Sierra Pacific Resources...............................     810,000
16,500     SIGCORP, Inc...........................................     484,688
19,000     Southwest Gas Corporation..............................     355,062
22,420     Tucson Electric Power Company*.........................     406,363
23,000     UGI Corporation........................................     674,188

                 -------------------------------------------------------------
                 Total Energy & Utilities                            8,749,088
                 =============================================================

Energy-Raw Materials (1.6 %)
 ............................

82,500     Harken Energy Corporation*.............................     577,500
14,300     Lomak Petroleum, Inc...................................     232,375
 5,700     Maxxam, Inc.*..........................................     248,662
17,300     Southwestern Energy Company............................     222,738
11,460     Swift Energy Company*..................................     241,376
44,800     Varco International, Inc.*.............................     960,400

                 -------------------------------------------------------------
                 Total Energy-Raw Materials                          2,483,051
                 =============================================================

Food & Agriculture (2.3 %)
 ..........................

41,500     Chiquita Brands International, Inc.....................     676,968
18,900     Dreyers Grand Ice Cream, Inc...........................     455,963
26,400     Fleming Companies, Inc.................................     354,750
61,875     Flowers Industries, Inc................................   1,272,305
12,900     International Multifoods Corporation...................     365,230
23,100     Ralcorp Holding, Inc.*.................................     391,256

                 -------------------------------------------------------------
                 Total Food & Agriculture                            3,516,472
                 =============================================================

Gold (0.0 %)
 ............

28,800     Pegasus Gold, Inc.*....................................      18,000

                 -------------------------------------------------------------
                 Total Gold                                             18,000
                 =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

44  AAL Variable Annuity Annual Report

                             AAL VARIABLE ANNUITY

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997

Shares        Common Stocks (98.6%)                               Market Value
==============================================================================
Insurance (5.4%)
----------------
    36,100    20th Century Industries .........................    $   938,600
    29,100    American Bankers Insurance Group, Inc. ..........      1,336,780
     6,300    Foremost Corporation of America .................        439,425
    17,700    John Alden Financial Corporation ................        424,800
    14,400    Liberty Corporation .............................        673,200
     9,100    Life Re Corporation .............................        593,206
    12,900    NAC Re Corporation ..............................        629,681
    80,200    Reliance Group Holdings, Inc. ...................      1,132,825
    20,000    United Companies Financial Corporation ..........        310,000
    48,800    Western National Corporation ....................      1,445,700
    12,400    Zenith National Insurance Corporation ...........        319,300
                  ------------------------------------------------------------
                  Total Insurance .............................      8,243,517
                  ============================================================

Media (3.6%)
------------
    20,900    Banta Corporation ...............................        564,300
    22,140    Chris Craft Industries, Inc.* ...................      1,158,199
    18,800    Golden Books Family Entertainment, Inc.* ........        193,875
    21,100    Houghton Mifflin Company ........................        809,712
    12,400    Oak Industries, Inc.* ...........................        368,125
    15,566    Pulitzer Publishing Company .....................        977,739
    25,200    Regal Cinemas, Inc.* ............................        702,450
    17,350    TCA Cable TV, Inc. ..............................        798,100
                  ------------------------------------------------------------
                  Total Media .................................      5,572,500
                  ============================================================

Miscellaneous Finance (4.7%)
----------------------------
    30,800    Advanta Corporation, Class A ....................        808,500
    20,700    Americredit Corporation* ........................        573,130
    25,500    Amresco, Inc.* ..................................        771,375
    26,600    Arcadia Financial Ltd.* .........................        197,838
    13,100    Coast Savings Financial* ........................        898,169
    35,300    Golden State Bancorp Inc.* ......................      1,319,338
     9,700    Great Financial Corporation .....................        494,700
   120,500    Mercury Finance Company* ........................         75,313
    30,500    Roslyn Bancorp, Inc. ............................        709,125
    62,500    Sovereign Bancorp, Inc. .........................      1,296,875
                  ------------------------------------------------------------
                  Total Miscellaneous Finance .................      7,144,363
                  ============================================================

Motor Vehicles (2.2%)
---------------------
    17,100    Arvin Industries, Inc. ..........................        569,644
    17,500    Donaldson Company, Inc. .........................        788,593
    28,100    Federal Mogul Corporation .......................      1,138,050
    11,700    Standard Products Corporation ...................        299,813
    19,600    Superior Industries International, Inc. .........        525,525
                  ------------------------------------------------------------
                  Total Motor Vehicles ........................      3,321,625
                  ============================================================

Non-Durables & Entertainment (2.3%)
-----------------------------------
    11,500    Gibson Greetings, Inc.* .........................        251,563
    28,700    Lone Star Steakhouse & Saloon, Inc.* ............        502,250
    16,200    Luby's Cafeterias, Inc. .........................        284,512
    20,300    Papa John's International, Inc.* ................        707,963
    12,250    Ruby Tuesday, Inc. ..............................        315,438
    15,400    Russ Berrie & Company ...........................        404,250
    14,300    Sbarro, Inc. ....................................        376,269
    39,200    Sothebys Holdings, Inc. .........................        725,200
                  ------------------------------------------------------------
                  Total Non-Durables & Entertainment ..........      3,567,445
                  ============================================================

Non-Ferrous Metals (0.6%)
-------------------------
    11,400    Brush Wellman, Inc. .............................        279,300
    15,300    Coeur D Alene Mines Corporation* ................        137,700
    97,500    Echo Bay Mines, Ltd.* ...........................        237,656
    38,500    Helca Mining Company* ...........................        190,094
                  ------------------------------------------------------------
                  Total Non-Ferrous Metals ....................        844,750
                  ============================================================

Oil - Domestic (2.8%)
---------------------
    21,900    Barrett Resources Corporation* ..................        662,475
    20,600    Benton Oil & Gas Company* .......................        266,513
    17,800    Forcenergy, Inc.* ...............................        466,138
    36,000    Marine Drilling Company, Inc.* ..................        747,000


                                                 Small Company Stock Portfolio


The accompanying notes to the financial statements are an integral part of this schedule.
------------------------------------------------------------------------------
                                      AAL Variable Annuity Annual Report    45

================================================================================
                             AAL VARIABLE ANNUITY

Small Company Stock Portfolio -- continued

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997

Shares    Common Stocks (98.6%)                                     Market Value
================================================================================
Oil - Domestic (2.8%)--Continued
--------------------------------
  23,400  Pogo Producing Corporation...............................   $  690,300
  33,000  Pride International, Inc.*...............................      833,250
  24,600  Quaker State Corporation.................................      350,550
  18,700  Tesoro Petroleum Corporation*............................      289,850
            --------------------------------------------------------------------
            Total Oil - Domestic                                       4,306,076
            ====================================================================

Optical & Photo (0.8%)
----------------------
  37,800  Dentsply International, Inc. ............................    1,152,900
            --------------------------------------------------------------------
            Total Optical & Photo                                      1,152,900
            ====================================================================

Paper & Forest Products (1.5%)
------------------------------
  16,400  Chesapeake Corporation...................................      563,750
  26,600  Pentair Industries, Inc. ................................      955,938
  40,450  Wausau Paper Mills Corporation...........................      814,055
            --------------------------------------------------------------------
            Total Paper & Forest Products                              2,333,743
            ====================================================================

Producers Goods (5.2%)
----------------------
  21,600  Albany International Corporation, Class A................      496,800
  25,100  Baldor Electric Company..................................      544,356
  27,900  Cincinnati Milacron, Inc. ...............................      723,656
  11,300  Clarcor, Inc. ...........................................      334,763
  21,500  HON INDUSTRIES, Inc. ....................................    1,268,500
  18,400  Kennametal, Inc. ........................................      953,350
  16,400  Lattice Semiconductor Corporation*.......................      776,950
   5,769  NACCO Industries, Inc. ..................................      618,365
  25,900  Teleflex, Inc. ..........................................      977,725
  24,700  Vitesse Semiconductor Corporation*.......................      932,425
   8,700  Zurn Industries, Inc. ...................................      273,506
            --------------------------------------------------------------------
            Total Producers Goods                                      7,900,396
            ====================================================================

Railroad & Shipping (0.5%)
--------------------------
  30,000  OMI Corporation*.........................................      275,625
  25,700  Overseas Shipholding Group, Inc. ........................      560,581
            --------------------------------------------------------------------
            Total Railroad & Shipping                                    836,206
            ====================================================================

Real Property (1.0%)
--------------------
  74,500  Catellus Development Corporation*........................    1,490,000
            --------------------------------------------------------------------
            Total Real Property                                        1,490,000
            ====================================================================

Retail Stores (4.9%)
--------------------
  30,600  Best Buy Company, Inc.*..................................    1,128,375
  74,100  Charming Shoppes, Inc.*..................................      347,344
  20,300  Eagle Hardware & Garden, Inc.*...........................      393,313
  22,500  Lands End, Inc.*.........................................      788,906
  17,500  MacFrugals Bargains Close-Outs, Inc.*....................      719,688
  61,500  Meyer (Fred), Inc.*......................................    2,237,062
  34,600  Ross Stores, Inc. .......................................    1,258,575
  12,100  Stanhome, Inc. ..........................................      310,819
  38,200  Sunglass Hut International, Inc.*........................      241,138
            --------------------------------------------------------------------
            Total Retail Stores                                        7,425,220
            ====================================================================

Steel (1.1%)
------------
  37,400  AK Steel Holding Corporation.............................      661,513
  20,700  Birmingham Steel Corporation.............................      326,025
  13,700  Carpenter Technology Corporation.........................      658,456
            --------------------------------------------------------------------
            Total Steel                                                1,645,994
            ====================================================================

Telephone (2.9%)
----------------
  11,800  ACC Corp.*...............................................      595,900
  34,800  Aspect Telecommunications Corporation*...................      726,450
  35,100  Brightpoint, Inc.*.......................................      487,012
  38,100  Mobile Telecommunication Technologies Corporation*.......      838,200
  22,433  NTL Incorporated*........................................      625,320

The accompanying notes to the financial statements are an integral part of this schedule.

46  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

Small Company Stock Portfolio--continued

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1997

Shares    Common Stocks (98.6%)                                     Market Value
================================================================================
Telephone (2.9%)--Continued
---------------------------
  71,800  Paging Network, Inc.*.................................... $    771,850
  28,100  Vanguard Cellular Systems, Inc.*.........................      358,275
            --------------------------------------------------------------------
            Total Telephone                                            4,403,007
            ====================================================================

Tires & Rubber (0.6%)
---------------------
  21,100  Carlisle Corporation.....................................      902,025
            --------------------------------------------------------------------
            Total Tires & Rubber                                         902,025
            ====================================================================

Travel & Recreation (1.3%)
--------------------------
  31,600  Aztar Corporation*.......................................      197,500
  66,700  Extended Stay America, Inc.*.............................      829,581
  29,300  Grand Casinos, Inc.*.....................................      399,213
  11,200  Showboat, Inc. ..........................................      329,000
  24,700  Station Casinos, Inc.*...................................      251,631
            --------------------------------------------------------------------
            Total Travel & Recreation                                  2,006,925
            ====================================================================

Trucking & Freight (1.2%)
-------------------------
  18,100  Arnold Industries, Inc. .................................      312,225
  25,400  J.B. Hunt Transport Services, Inc. ......................      476,250
  28,700  Rollins Truck Leasing Corporation........................      513,013
  19,900  Yellow Corporation*......................................      499,988
            --------------------------------------------------------------------
            Total Trucking & Freight                                   1,801,476
            ====================================================================
            --------------------------------------------------------------------
            Total Common Stocks
            (cost basis $130,958,854)                                150,752,235
            ====================================================================

Principal Short-Term                                   Interest Maturity  Market
Amount    Investments (0.9%)                           Rate     Date      Value
================================================================================
$974,000  Merrill Lynch &  Company, Inc. ............  6.050%   1/07/98 $973,018
 394,000  CountryWide Homes, Inc. ...................  5.860    1/05/98  393,724
            --------------------------------------------------------------------
            Total Short-Term Investments
            (amortized cost basis $1,366,742)                          1,366,742
            ====================================================================
            --------------------------------------------------------------------
            Total Investments (99.5%)
            (amortized cost basis $132,325,596)                      152,118,977
            ====================================================================
            --------------------------------------------------------------------
            Other Assets, Less Liabilities (0.5%)                        808,675
            ====================================================================
            --------------------------------------------------------------------
            NET ASSETS (100.0%)                                     $152,927,652
            ====================================================================

*Non-income Producing Security

The accompanying notes to the financial statements are an integral part of this schedule.

                                         AAL Variable Annuity Annual Report   47

================================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Product Series Fund, Inc.
Statement of Assets and Liabilities
AS OF DECEMBER 31, 1997

                                                                                               Large          Small
                                                   Money                                     Company        Company
                                                  Market          Bond       Balanced          Stock          Stock
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
===================================================================================================================
Assets
------
Investments, at value (Cost: $24,810,659,
  $26,232,181, $266,762,583, $253,512,483,
  and $132,325,596, respectively)..........  $24,810,659   $26,697,020   $306,993,426   $320,391,618   $152,118,977
Cash.......................................          230           690            328            487            737
Dividends and interest receivable..........           --       334,288      1,667,585        425,879        100,965
Receivables for investments sold...........           --            --         11,018         20,658        699,194
Receivable for fund shares sold............    1,042,819        31,104        535,456        459,845        250,886
-------------------------------------------------------------------------------------------------------------------
Total Assets                                 $25,853,708   $27,063,102   $309,207,813   $321,298,487   $153,170,759
===================================================================================================================


Liabilities
-----------
Payable for investments purchased..........  $        --   $   310,276   $  2,221,808   $  2,298,613   $         --
Income distributions payable...............        3,803            --             --             --             --
Payable for fund shares reacquired.........      381,628        34,410        387,627        424,301        193,694
Investment advisory fee payable............        7,984         8,756         97,038        100,383         49,413
-------------------------------------------------------------------------------------------------------------------
Total Liabilities                                393,415       353,442      2,706,473      2,823,297        243,107
===================================================================================================================

Net Assets
----------
Capital stock - par value ($0.001/share)...       25,460         2,633         21,814         17,634         10,275
Capital stock - additional paid-in capital.   25,434,833    26,283,902    266,219,839    251,455,364    132,619,410
Undistributed net investment income........           --         1,483          3,919         14,012         10,336
Undistributed net realized gain (loss).....           --       (43,197)        24,925        109,045        494,250
Net unrealized appreciation (depreciation)
  on investments...........................           --       464,839     40,230,843     66,879,135     19,793,381
-------------------------------------------------------------------------------------------------------------------
Total Net Assets                              25,460,293    26,709,660    306,501,340    318,475,190    152,927,652
===================================================================================================================
Total Liabilities and Net Assets             $25,853,708   $27,063,102   $309,207,813   $321,298,487   $153,170,759
===================================================================================================================

Capital shares outstanding
(2 billion shares authorized)..............   25,460,293     2,632,415     21,814,321     17,633,787     10,274,711
Net asset value per share..................        $1.00        $10.15         $14.05         $18.06         $14.88

The accompanying notes to the financial statements are an integral part of this schedule.

48  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Product Series Fund, Inc.
Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                            Large         Small
                                                   Money                                  Company       Company
                                                  Market         Bond      Balanced         Stock         Stock
                                               Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
===============================================================================================================
Investment Income
-----------------
Dividends...................................  $       --   $       --   $ 2,016,332   $ 3,780,090   $ 1,169,606
Interest....................................   1,197,321    1,454,053     6,218,629       190,612        98,501
---------------------------------------------------------------------------------------------------------------
Total Investment Income                        1,197,321    1,454,053     8,234,961     3,970,702     1,268,107
===============================================================================================================

Expenses
--------
Adviser fees................................      74,988       73,743       721,800       754,142       383,123
Professional fees...........................       8,804       12,800        15,270        14,764        13,740
Custody fees................................       5,827        5,402        55,214        74,622        48,077
Registration fees...........................          70           70            70            70            70
Printing and postage expense................       6,770        6,658        65,514        68,641        34,585
Pricing of investments......................         686        8,805        26,021         8,048         4,024
Director fees...............................         968          952         9,363         9,809         4,943
Director and officer insurance fees.........         728          716         7,045         7,382         3,719
Fidelity bond insurance fees................         223          219         2,158         2,261         1,139
---------------------------------------------------------------------------------------------------------------
Total Expenses Before Reimbursement               99,064      109,365       902,455       939,739       493,420
===============================================================================================================
Less expenses reimbursed by Adviser (Note 3)     (24,076)     (35,622)     (180,655)     (185,597)     (110,297)
---------------------------------------------------------------------------------------------------------------
Net Expenses                                      74,988       73,743       721,800       754,142       383,123
===============================================================================================================
===============================================================================================================
Net Investment Income                          1,122,333    1,380,310     7,513,161     3,216,560       884,984
===============================================================================================================

Realized and Unrealized Gains (Losses) on
 Investments
-----------------------------------------
Net realized gains (losses) on investments..          --      (29,923)      137,837       434,187     7,349,423
Change in net unrealized appreciation/
  depreciation on investments...............          --      603,559    30,989,614    52,537,005    14,034,350
---------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains
  (Losses) on Investments                             --      573,636    31,127,451    52,971,192    21,383,773
===============================================================================================================
Net Increase in Net Assets Resulting
  from Operations                             $1,122,333   $1,953,946   $38,640,612   $56,187,752   $22,268,757
===============================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  49

================================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE
 ANNUITY LOGO      AAL Variable Product Series Fund, Inc.
 APPEARS HERE]     Statement of Changes in Net Assets

                                           Money Market Portfolio              Bond Portfolio
                                        -----------------------------    ---------------------------
                                         Year Ended      Year Ended      Year Ended      Year Ended
                                          12/31/96        12/31/97        12/31/96        12/31/97
====================================================================================================
Operations
----------
Net investment income                   $    632,562    $   1,122,333    $   894,882    $ 1,380,310
Net realized gains (losses) on
  investments                                     --               --        (11,087)       (29,923)
Change in net unrealized
  appreciation/depreciation on
  investments                                     --               --       (329,337)       603,559
----------------------------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations                  632,562        1,122,333        554,458      1,953,946
----------------------------------------------------------------------------------------------------

Distributions to Shareholders
-----------------------------
From net investment income                  (632,562)      (1,122,333)      (895,834)    (1,379,645)
From net realized gains                           --               --             --             --
----------------------------------------------------------------------------------------------------
Total Distributions to Shareholders         (632,562)      (1,122,333)      (895,834)    (1,379,645)
----------------------------------------------------------------------------------------------------

Fund Share Transactions
-----------------------
Net proceeds from shares sold             90,853,453      159,245,610      9,674,088     10,281,056
Reinvested distributions                     531,130        1,100,286        582,334      1,058,145
Cost of shares redeemed                  (81,304,192)    (152,010,636)    (1,611,509)    (2,870,211)
----------------------------------------------------------------------------------------------------
Net Increase in Net Assets from
  Fund Share Transactions                 10,080,391        8,335,260      8,644,913      8,468,990
----------------------------------------------------------------------------------------------------
Total Increase in Net Assets              10,080,391        8,335,260      8,303,537      9,043,291
----------------------------------------------------------------------------------------------------
Net Assets Beginning of Year               7,044,642       17,125,033      9,362,832     17,666,369
----------------------------------------------------------------------------------------------------
Net Assets End of Year                  $ 17,125,033    $  25,460,293    $17,666,369    $26,709,660
----------------------------------------------------------------------------------------------------
Undistributed Net Investment Income     $         --    $          --    $       818    $     1,483
----------------------------------------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

50  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY


                                                                              Large Company                   Small Company
                                            Balanced Portfolio               Stock Portfolio                 Stock Portfolio
                                       ----------------------------    ----------------------------    ----------------------------
                                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                         12/31/96        12/31/97        12/31/96        12/31/97        12/31/96        12/31/97
===================================================================================================================================
Operations
----------
Net investment income                  $  2,866,168    $  7,513,161    $  1,250,151    $  3,216,560    $   455,081    $    884,984
Net realized gains (losses) on
  investments                                68,259         137,837         134,531         434,187      1,776,380       7,349,423
Change in net unrealized
  appreciation/depreciation on
  investments                             7,588,007      30,989,614      12,453,248      52,537,005      5,052,970      14,034,350
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations              10,522,434      38,640,612      13,837,930      56,187,752      7,284,431      22,268,757
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
-----------------------------
From net investment income               (2,864,993)     (7,513,493)     (1,244,640)     (3,209,032)      (451,567)       (878,381)
From net realized gains                     (80,741)       (101,264)       (133,477)       (327,630)    (1,709,031)     (6,934,221)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders      (2,945,734)     (7,614,757)     (1,378,117)     (3,536,662)    (2,160,598)     (7,812,602)
-----------------------------------------------------------------------------------------------------------------------------------

Fund Share Transactions
-----------------------
Net proceeds from shares sold            91,170,554     167,791,417      85,666,241     160,771,504     48,998,038      71,181,154
Reinvested distributions                  2,419,867       7,505,192       1,194,738       3,512,734      1,941,548       7,800,139
Cost of shares redeemed                  (3,408,174)    (26,338,793)     (2,370,480)    (18,548,828)    (1,519,893)    (10,719,186)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from
  Fund Share Transactions                90,182,247     148,957,816      84,490,499     145,735,410     49,419,693      68,262,107
-----------------------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets             97,758,947     179,983,671      96,950,312     198,386,500      54,543,526     82,718,262
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets Beginning of Year             28,758,722     126,517,669      23,138,378     120,088,690     15,665,864      70,209,390
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets End of Year                 $126,517,669    $306,501,340    $120,088,690    $318,475,190    $70,209,390    $152,927,652
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income    $      4,251    $      3,919    $      6,484    $     14,012    $     3,733    $     10,336
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  51

--------------------------------------------------------------------------------
                             AAL VARIABLE ANNUITY

AAL Variable Product Series Fund, Inc.
Notes to Financial Statements
AS OF DECEMBER 31, 1997

[logo]

A: Organization

The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a "series" fund consisting of five separate investment portfolios (known as the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios, collectively the "Portfolios". Shares of the Fund are currently sold only to the AAL Variable Annuity Account I (the "Variable Account") to fund benefits under certificates of membership and the flexible premium deferred variable annuity issued by Aid Association for Lutherans ("AAL").

B: Significant Accounting Policies

VALUATION OF INVESTMENTS Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities not traded on a principal securities exchange are valued at latest bid quotation, if such quotations are readily available. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors.

FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the Fund. As of December 31, 1997, the Bond Portfolio has capital loss carryforwards of $2,187 expiring in 2003, $7,782 expiring in 2004 and $29,922 expiring in 2005. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforwards are exhausted.

DISTRIBUTIONS TO SHAREHOLDERS All of the Portfolios intend to distribute all their net investment income and net realized capital gains, if any, as dividends. The Bond, Balanced, Large and Small Company Stock Portfolios expect to pay any net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. Dividends to shareholders are recorded on the ex-dividend date.

OTHER Investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes amortization of premiums and discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

C: Investment Advisory Fees and Transactions With Related Parties

The Fund has entered into an Investment Advisory Agreement with AAL relating to the management of the portfolios and the investment of their assets. Pursuant to this agreement, the Fund pays AAL an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of
 .35% of the average daily net assets of each Portfolio up to $250,000,000 and .30% of the average daily net assets of each Portfolio in excess of that amount.
In addition, AAL has agreed to either pay on behalf of the Fund or reimburse the Fund for substantially all of its operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30 days' written notice to the Fund.

The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party. AAL has entered into an Administrative Services Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, pursuant to which CMC agrees to provide these administrative and accounting services on behalf of the Fund. Fees which CMC is entitled to receive for providing such services under the terms of the Administrative Services Agreement are paid by AAL out of the advisory fees it receives from the Fund, and therefore do not result in any additional expense to the Fund.

Certain officers and directors of the Fund are also officers of AAL and CMC. For the year ended December 31, 1997, directors of the Fund not affiliated with AAL or CMC received directors fees in the amount of $23,000. No remuneration has been paid by the Fund to any of the officers or directors of the Fund affiliated with AAL or CMC. At December 31, 1997, all of the shares of each Portfolio are owned by AAL and the Variable Account.

AAL Variable Annuity Annual Report

--------------------------------------------------------------------------------
AAL VARIABLE ANNUITY

Notes to Financial Statements--continued

As of December 31, 1997

D: Line of Credit

The Fund has an available line of credit of $5,000,000 and a standby line of credit of $15,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets, and must be only from a bank as a temporary measure for extraordinary or emergency purposes. The Fund pays a facility fee related to the line of credit equal to five basis points per annum on the average amount of the available line of credit, such fee to be paid quarterly in arrears on the last day of each and every March, June, September and December. Borrowings under this agreement bear interest prior to maturity either at a floating rate per annum which approximates the then current prime commercial rate with changes in the interest rate by virtue of a change in such prime commercial rate, or at the Fund's request, if the bank so agrees, at a short-term fixed rate of interest. Interest expense incurred in connection with such borrowings was not material during the year.

E: Capital Share Transactions
Transactions in Fund shares for the years ended December 31, 1996, and 1997, were as follows:


                              Money Market Portfolio          Bond Portfolio          Balanced Portfolio
                            -------------------------    -----------------------    -----------------------
                             Year Ended    Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                              12/31/96      12/31/97      12/31/96     12/31/97      12/31/96     12/31/97
-------------------------------------------------------------------------------------------------------------
Shares sold...............  90,853,453    159,245,610      973,525    1,030,031     8,037,428    12,757,483
Reinvested distributions..     531,130      1,100,286       59,044      106,366       210,391       563,775
Shares redeemed........... (81,304,192)  (152,010,636)    (162,989)    (288,321)     (297,655)   (2,089,461)
-------------------------------------------------------------------------------------------------------------
Net Increase..............  10,080,391      8,335,260      869,580      848,076     7,950,164    11,231,797
-------------------------------------------------------------------------------------------------------------
                                Large Company Stock         Small Company Stock
                                    Portfolio                     Portfolio
                            -------------------------    -----------------------
                             Year Ended    Year Ended    Year Ended   Year Ended
                              12/31/96      12/31/97      12/31/96     12/31/97
---------------------------------------------------------------------------------
Shares sold...............  6,764,808      9,946,832   4,146,639      4,949,038
Reinvested distributions..     91,308        209,770     156,387        529,743
Shares redeemed...........   (184,960)    (1,203,965)   (128,125)      (804,537)
---------------------------------------------------------------------------------
Net Increase..............  6,671,156      8,952,637   4,174,901      4,674,244
---------------------------------------------------------------------------------



                                              AAL Variable Annuity Annual Report

-------------------------------------------------------------------------------
                             AAL VARIABLE ANNUITY

Notes to Financial Statements--continued
AS OF DECEMBER 31, 1997

F: INVESTMENT TRANSACTIONS
For the year ended December 31, 1997, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments) were as follows:


Portfolio                         Purchases        Sales
--------------------------------------------------------------------------------
Bond Portfolio.................. $ 12,151,457    $ 3,801,487
Balanced Portfolio..............  141,692,939     12,076,345
Large Company Stock Portfolio...  148,457,990      2,121,456
Small Company Stock Portfolio...   91,833,289     31,957,208

For the year ended December 31, 1997, the Bond Portfolio purchased $5,503,888 and sold $2,260,284 in U.S. government obligations.

For the year ended December 31,1997, the Balanced Portfolio purchased $31,986,724 and sold $7,305,333 in U.S. government obligations.

The gross unrealized appreciation and depreciation on investments at December 31, 1997, were as follows:

                                                               Net Unrealized
Portfolio                        Appreciation  (Depreciation)   Appreciation
-------------------------------------------------------------------------------
Bond Portfolio                    $   525,574   $    (60,735)   $   464,839
Balanced Portfolio                 42,238,912     (2,008,069)    40,230,843
Large Company Stock Portfolio      70,713,930     (3,834,795)    66,879,135
Small Company Stock Portfolio      29,931,334    (10,137,953)    19,793,381

As of December 31, 1997, the cost of investment for federal income tax purposes was the same as book except for the Balanced, Large Company Stock and Small Company Stock Portfolios which are $266,765,467, $253,520,446 and $132,354,064, respectively. Any differences between book and federal income tax basis are due to wash sale losses.

                      This Page Intentionally Left Blank


                                              AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Product Series Fund, Inc.
Financial Highlights

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented and should be read in conjunction with the financial statements and the related notes.

                                                      Money Market
                                                        Portfolio                            Bond Portfolio
                                           ------------------------------------    ------------------------------------
                                           Period Ended  Year Ended  Year Ended    Period Ended  Year Ended  Year Ended
                                            12/31/95(1)   12/31/96    12/31/97      12/31/95(1)   12/31/96    12/31/97
=======================================================================================================================
Net asset value: beginning of period......     $1.00        $1.00       $1.00         $10.00       $10.23       $9.90


Income from Investment Operations:
----------------------------------
Net investment income.....................      0.03         0.05        0.05           0.34         0.63        0.64
Net realized and unrealized gains (losses)
   on investments.........................      0.00         0.00        0.00           0.23        (0.33)       0.25
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                0.03         0.05        0.05           0.57         0.30        0.89
========================================================================================================================


Less Distributions:
-------------------
From investment income....................     (0.03)       (0.05)      (0.05)         (0.34)       (0.63)      (0.64)
From realized gains.......................      0.00         0.00        0.00           0.00         0.00        0.00
------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.03)       (0.05)      (0.05)         (0.34)       (0.63)      (0.64)
========================================================================================================================
Net increase (decrease) in net asset value      0.00         0.00        0.00           0.23        (0.33)       0.25
------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
End of Period                                  $1.00        $1.00       $1.00         $10.23        $9.90      $10.15
========================================================================================================================
Total return (a)..........................      3.02%        5.23%       5.33%          5.80%        3.10%       9.37%
Net assets, end of period (in thousands)..    $7,045      $17,125     $25,460         $9,363      $17,666     $26,710


Ratios and Supplemental Data:
-----------------------------
Ratio of expenses to average
   net assets (b).........................      0.35%        0.35%       0.35%          0.35%        0.35%       0.35%
Ratio of net investment income to
   average net assets (b) (c).............      5.71%        5.10%       5.24%          6.54%        6.51%       6.55%
Portfolio turnover rate...................        N/A          N/A         N/A          6.51%       11.65%      18.41%
Average commission rate paid (d)..........        N/A          N/A         N/A            N/A          N/A         N/A
========================================================================================================================
(1) From commencement of operations on June 14, 1995.
(a) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown.
(b) Calculated on an annualized basis.
(c) Without reimbursements the above ratios, on an annualized basis, would have been:
Ratio of expenses to average net assets...      1.40%        0.65%       0.46%          1.25%        0.68%       0.52%
Ratio of net investment income to average
  net assets..............................      4.66%        4.80%       5.13%          5.64%        6.18%       6.38%
(d) Amount shown reflects the average brokerage commission paid on each share of stock traded by the Portfolio during the period presented.

56  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY










                                                        Large Company                                Small Company
         Balanced Portfolio                            Stock Portfolio                              Stock Portfolio
--------------------------------------       --------------------------------------       --------------------------------------
Period Ended   Year Ended   Year Ended       Period Ended   Year Ended   Year Ended       Period Ended   Year Ended   Year Ended
 12/31/95(1)    12/31/96     12/31/97         12/31/95(1)    12/31/96     12/31/97         12/31/95(1)    12/31/96     12/31/97
================================================================================================================================
   $10.00       $10.92        $11.96            $10.00        $11.51       $13.83            $10.00        $10.99       $12.54




     0.22         0.41          0.46              0.11          0.23         0.23              0.08          0.12         0.11

     0.92         1.05          2.09              1.52          2.34         4.25              0.99          1.86         3.05
--------------------------------------------------------------------------------------------------------------------------------
     1.14         1.46          2.55              1.63          2.57         4.48              1.07          1.98         3.16
================================================================================================================================




    (0.21)       (0.41)        (0.46)            (0.11)        (0.23)       (0.23)            (0.07)        (0.12)       (0.11)
    (0.01)       (0.01)         0.00             (0.01)        (0.02)       (0.02)            (0.01)        (0.31)       (0.71)
--------------------------------------------------------------------------------------------------------------------------------
    (0.22)       (0.42)        (0.46)            (0.12)        (0.25)       (0.25)            (0.08)        (0.43)       (0.82)
================================================================================================================================
     0.92         1.04          2.09              1.51          2.32         4.23              0.99          1.55         2.34
--------------------------------------------------------------------------------------------------------------------------------

   $10.92       $11.96        $14.05            $11.51        $13.83       $18.06            $10.99        $12.54       $14.88
================================================================================================================================
    11.46%       13.65%        21.71%            16.39%        22.47%       32.59%            10.70%        18.19%       25.37%
  $28,759     $126,518      $306,501           $23,138      $120,089     $318,475           $15,666       $70,209     $152,928





     0.35%        0.35%         0.35%             0.35%        0.35%         0.35%             0.35%         0.35%        0.35%

     4.07%        3.89%         3.62%             2.27%        1.97%         1.48%             1.43%         1.14%        0.81%
     2.29%        5.43%         6.86%             0.47%        1.77%         1.00%             2.85%        20.14%       29.65%
  $0.0400      $0.0400       $0.0400           $0.0400      $0.0400       $0.0400           $0.0400       $0.0400      $0.0400
================================================================================================================================





     1.15%        0.60%         0.43%             1.26%        0.63%         0.43%             1.37%         0.75%        0.45%

     3.27%        3.65%         3.53%             1.37%        1.69%         1.39%             0.41%         0.74%        0.71%

                                          AAL Variable Annuity Annual Report  57

================================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Product Series Fund, Inc.
Report of Independent Auditors

The Board of Directors and Shareholders
AAL Variable Product Series Fund, Inc.


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of AAL Variable Product Series Fund, Inc. (comprised of the Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Large Company Stock Portfolio and Small Company Stock Portfolio), as of December 31, 1997, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AAL Variable Product Series Fund, Inc. as of December 31, 1997, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                               /s/ Ernst & Young LLP


Milwaukee, Wisconsin
January 30, 1998

58  AAL Variable Annuity Annual Report

===============================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Annuity Account I
Statement of Net Assets
December 31, 1997

Assets
------
Investments in AAL Variable Product Series Fund, Inc.:
Money Market Subaccount:
------------------------
Money Market Portfolio, 25,460,293 shares at net asset value of
     $1.00 per share (cost $25,460,293).............................................................  $  25,464,096
Bond Subaccount:
----------------
Bond Portfolio, 2,132,415 shares at net asset value of $10.15 per
     share (cost $21,275,289).......................................................................     21,636,485
Balanced Subaccount:
--------------------
Balanced Portfolio, 21,814,321 shares at net asset value of $14.05
     per share (cost $269,013)......................................................................    306,498,548
Large Company Stock Subaccount:
-------------------------------
Large Company Stock Portfolio, 17,633,787 shares at net asset
     value of $18.06 per share (cost $255,002,372)..................................................    318,474,657
Small Company Stock Subaccount:
-------------------------------
Small Company Stock Portfolio, 10,274,711 shares at net asset
     value of $14.88 per share (cost $133,952,023)..................................................    152,921,460
----------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                       824,995,246
----------------------------------------------------------------------------------------------------------------------

Liabilities                                                                                                      --
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                              824,995,246
======================================================================================================================

                                                                                          Unit           Extended
                                                                         Units            Value           Value
                                                                      =============================================
Net assets are represented by:
Money Market Subaccount............................................     23,019,814         1.10        $ 25,464,096
Bond Subaccount....................................................      1,869,057        11.57          21,636,485
Balanced Subaccount................................................     20,544,311        14.91         306,498,548
Large Company Stock Subaccount.....................................     17,445,874        18.25         318,474,657
Small Company Stock Subaccount.....................................      9,660,146        15.82         152,921,460
----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                       $824,995,246
======================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  59

===============================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Annuity Account I
Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 1997
[LOGO]

                                                                                               Large          Small
                                                        Money                                Company        Company
                                                       Market        Bond      Balanced        Stock          Stock
                                         Combined  Subaccount  Subaccount    Subaccount   Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------
Dividends.........................   $ 13,615,121  $1,102,027  $1,058,145   $ 7,403,928  $ 3,185,103   $   865,918
Capital gain distributions........      7,363,115         --          --        101,264      327,630     6,934,221
-------------------------------------------------------------------------------------------------------------------
Total Investment Income...........     20,978,236   1,102,027   1,058,145     7,505,192    3,512,733     7,800,139
-------------------------------------------------------------------------------------------------------------------
Expenses Mortality and Expense
------------------------------
Risk charges......................      7,194,626     265,569     203,423     2,581,842    2,749,255     1,394,537
-------------------------------------------------------------------------------------------------------------------
Net Investment Income.............     13,783,610     836,458     854,722     4,923,350      763,478     6,405,602
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains
on Investments
--------------
Net realized gains (losses) from
     investment transactions......         60,921         --       (9,732)       43,784          --         26,869
Change in net unrealized
     appreciation/depreciation
     on investments...............     97,567,574         --      461,285    30,694,969   52,011,575    14,399,745
-------------------------------------------------------------------------------------------------------------------
Net Gains on Investments..........     97,628,495         --      451,553    30,738,753   52,011,575    14,426,614
-------------------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets Resulting
from Operations...................   $111,412,105  $  836,458  $1,306,275   $35,662,103  $52,775,053   $20,832,216
-------------------------------------------------------------------------------------------------------------------


The accompanying notes to the financial statements are an integral part of this schedule.

60  AAL Variable Annuity Annual Report

==============================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Annuity Account I
Statement of Changes in Net Assets

                                                                                                       Large           Small
                                                        Money                                         Company         Company
                                                        Market          Bond         Balanced          Stock           Stock
                                        Combined      Subaccount     Subaccount      Subaccount      Subaccount      Subaccount
================================================================================================================================
Net assets at
     January 1, 1996                  $ 49,067,192   $   5,045,423   $ 4,244,412   $   15,100,546    $ 14,505,273   $ 10,171,538
Increase (decrease) in net assets
Net investment income................    4,535,057         400,491       470,599        1,662,672         501,243      1,500,052
Net realized gains (losses) from
     investment transactions.........       16,258              --        (2,206)              --          14,530          3,934
Change in unrealized appreciation/
     depreciation of investments.....   21,169,539              --      (171,177)       6,291,426      10,703,165      4,346,125
--------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
     Resulting from Operations          25,720,854         400,491       297,216        7,954,098      11,218,938      5,850,111
================================================================================================================================
Capital Share Transactions
     Transfers of net premiums.......  245,892,983      89,932,449     6,817,612       62,455,166      55,256,374     31,431,382
     Transfers of death benefits.....   (1,586,902)         (5,265)      (35,349)        (867,172)        439,904       (239,212)
     Transfers of surrenders.........   (3,214,380)       (381,433)     (236,581)      (1,327,365)       (817,260)      (451,741)
     Transfers between subaccounts...   (2,807,732)    (79,864,569)    1,628,633       28,258,946      29,990,046     17,179,212
--------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
     Resulting from Capital
     Share Transactions                238,283,969       9,681,182     8,174,315       88,519,575      83,989,256     47,919,641
================================================================================================================================
Total Increase in Net Assets           264,004,823      10,081,673     8,471,531       96,473,673      95,208,194     53,769,752
================================================================================================================================
Net assets at
     December 31, 1996                 313,072,015      15,127,096    12,715,943      111,574,219     109,713,467     63,941,290
Increase (decrease) in net assets
Net investment income................   13,783,610         836,458       854,722        4,923,350         763,478      6,405,602
Net realized gains (losses) from
     investment transactions.........       60,921              --        (9,732)          43,784              --         26,869
Change in unrealized appreciation/
     depreciation of investments.....   97,567,574              --       461,285       30,694,969      52,011,575     14,399,745
--------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
     Resulting in Operations           111,412,105         836,458     1,306,275       35,662,103      52,775,053     20,832,216
================================================================================================================================
Capital Share Transactions
     Transfers of net premiums.......  418,962,388     158,275,206     5,588,348      109,666,841     100,328,693     45,103,300
     Transfers of death benefits.....   (3,458,133)        (79,044)     (265,091)      (1,821,655)       (780,984)      (511,359)
     Transfers of surrenders.........  (11,336,055)       (699,487)     (499,880)      (5,125,578)     (3,272,494)    (1,738,616)
     Transfers between subaccounts...   (3,657,074)   (147,996,133)    2,790,890       56,542,618      59,710,922     25,294,629
--------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
     Resulting from Capital
     Share Transactions                400,511,126       9,500,542     7,614,267      159,262,226     155,986,137     68,147,954
================================================================================================================================
Total Increase in Net Assets           511,923,231      10,377,000     8,920,542      194,924,329     208,761,190     88,980,170
================================================================================================================================
Net Assets at
     December 31, 1997                $824,995,246   $  25,464,096   $21,636,485   $1,306,498,548    $318,474,657   $152,921,460
================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                          AAL Variable Annuity Annual Report  61

===============================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Annuity Account I
Notes to Financial Statements
AS OF DECEMBER 31, 1997

A:  Summary of Significant Accounting Policies

The AAL Variable Annuity Account I (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund flexible premium deferred variable annuity insurance certificates.

The Account has five separate subaccounts, each of which invests solely, as directed by contract owners, in a different portfolio of AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Contract owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

B:  Expense Charges

The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

Mortality and Expense Risk Charge AAL deducts a daily mortality and expense risk charge from the Account at an annual rate of 1.25% of the average daily net asset value of the Account. These charges are deducted by AAL in return for its assumption of risks associated with adverse mortality experience and excess administrative expenses in connection with certificates issued.

Certificate Maintenance Charge Prior to the annuity payment period, AAL deducts a certificate maintenance charge of $25 per certificate year to reimburse it for administrative expenses related to the contract. This fee is waived if the sum of premiums received by AAL less the sum of any withdrawals and withdrawal charges from the certificate is $5,000 or more at the time the deduction would be made. A portion of this charge may be deducted from funds held outside of the Account (i.e., in the Fixed Account).

Withdrawal and Surrender Charges A withdrawal and surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. No surrender charge is deducted if the partial surrender or surrender occurs after seven full contract years.

Transfer Charge Contract owners may request transfers of all or part of a certificate's accumulated value among the subaccounts and/or the fixed account, prior to the annuity commencement date. The contract owner may make two transfers from one or more subaccounts to other subaccounts or the fixed account in each certificate year without charge. Thereafter, each transfer will be subject to a $10 transfer charge.

C:  Federal Income Taxes

The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income and net realized gains on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

D:  Investment Transactions

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount are as follows:

Year Ended December 31, 1997       Purchases           Sales
============================================================
Money Market Subaccount......... $52,006,464     $41,671,205
Bond Subaccount.................   9,912,197       1,443,207
Balanced Subaccount............. 164,350,968         165,393
Large Company Stock
  Subaccount.................... 156,749,615              --
Small Company Stock
  Subaccount....................  74,629,170          75,616
------------------------------------------------------------
Combined                        $457,648,414     $43,355,421
============================================================

Year Ended December 31, 1996
============================================================
Money Market Subaccount......... $36,325,718     $26,245,327
Bond Subaccount.................   9,323,583         678,670
Balanced Subaccount.............  90,182,247              --
Large Company Stock
  Subaccount....................  84,585,263          94,764
Small Company Stock
  Subaccount....................  49,443,937          24,244
------------------------------------------------------------
Combined                        $269,860,748     $27,043,005
============================================================

62  AAL Variable Annuity Annual Report

================================================================================
                             AAL VARIABLE ANNUITY

[AAL LOGO]
AAL Variable Annuity Account I
Notes to Financial Statements--continued
DECEMBER 31, 1997

E: Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows:

                                              Units Sold                    Units Redeemed                   Net Increase
                                       ---------------------------     ----------------------------     --------------------------
                                          Units          Amount           Units          Amount           Units          Amount
==================================================================================================================================
Year Ended December 31, 1997
----------------------------
Money Market Subaccount............   145,819,570     $158,275,206     137,026,017     $148,774,664     8,793,553     $  9,500,542
Bond Subaccount....................       752,545        8,379,238          69,453          764,971       683,092        7,614,267
Balanced Subaccount................    12,055,929      166,209,458         504,518        6,947,233    11,551,411      159,262,225
Large Company Stock
 Subaccount........................     9,824,842      160,039,615         247,500        4,053,478     9,577,342      155,986,137
Small Company Stock
 Subaccount........................     4,812,850       70,397,928         156,237        2,249,976     4,656,613       68,147,952
----------------------------------------------------------------------------------------------------------------------------------
Combined                              173,265,736     $563,301,445     138,003,725     $162,790,322    35,262,011     $400,511,123
==================================================================================================================================

Year Ended December 31, 1996
----------------------------
Money Market Subaccount............    86,088,759     $ 89,932,449      76,793,796     $ 80,251,267     9,294,963     $  9,681,182
Bond Subaccount....................       809,088        8,446,245          26,051          271,930       783,037        8,174,315
Balanced Subaccount................     7,814,622       90,714,112         186,577        2,194,537     7,628,045       88,519,575
Large Company Stock
 Subaccount........................     6,708,749       85,246,420          98,453        1,257,164     6,610,296       83,989,256
Small Company Stock
 Subaccount........................     4,134,778       48,610,594          60,000          690,953     4,074,778       47,919,641
----------------------------------------------------------------------------------------------------------------------------------
Combined                              105,555,996     $322,949,820      77,164,877     $ 84,665,851    28,391,119     $238,283,969
==================================================================================================================================

F: Net Assets

The Account has an unlimited number of accumulation units authorized with no par value. Net assets as of December 31, 1997, consisted of:

                                                                                                         Large          Small
                                                          Money                                         Company        Company
                                                          Market           Bond          Balanced        Stock          Stock
                                          Combined      Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
==================================================================================================================================
Paid-in capital......................   $686,041,417    $24,168,226     $19,907,207    $262,280,571   $253,680,638   $126,004,775
Accumulated undistributed net
 investment income...................     18,586,961      1,295,870       1,379,327       6,688,841      1,306,565      7,916,358
Accumulated undistributed net
 realized gain from investment
 transactions........................         78,744             --         (11,245)         43,930         15,169         30,890
Net unrealized appreciation
 (depreciation) of investment........    120,288,124             --         361,196      37,485,206     63,472,285     18,969,437
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                              $824,995,246    $25,464,096     $21,636,485    $306,498,548   $318,474,657   $152,921,460
==================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.


                                          AAL Variable Annuity Annual Report  63

================================================================================
                             AAL VARIABLE ANNUITY

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Annuity Account I
Report of Independent Auditors

The Board of Directors and Certificate Owners
Aid Association for Lutherans


We have audited the accompanying statement of net assets of the AAL Variable Annuity Account I (comprising respectively, the Money Market, Bond, Balanced, Large Company Stock, and Small Company Stock Subaccounts) as of December 31, 1997, and the related statement of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Annuity Account I at December 31, 1997, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Milwaukee, Wisconsin
January 28, 1998

The accompanying notes to the financial statements are an integral part of this schedule.

64  AAL Variable Annuity Annual Report

                                   --------
                                      AAL
                                   Variable
                                    Annuity
                                   --------


                                Service Center

                     AAL Variable Products Service Center
                            4321 North Ballard Road
                           Appleton, WI  54919-0001
                            Telephone 800-CALL-AAL

                                   --------

                     Investment Adviser and Transfer Agent

                         Aid Association for Lutherans
                            4321 North Ballard Road
                           Appleton, WI  54919-0001

                                   --------

                                   Custodian

                                Citibank, N.A.
                                111 Wall Street
                              New York, NY 10043

       This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable
       Annuity Account I and the AAL Variable Product Series Fund, Inc.


                            [AAL LOGO APPEARS HERE]

                      AAL CAPITAL MANAGEMENT CORPORATION
                      ----------------------------------
               222 West College Avenue, Appleton, WI  54919-0007

                      AAL Capital Management Corporation
                is the distributor of the AAL Variable Annuity
                     and is a wholly-owned subsidiary of:

                         Aid Association for Lutherans
               4321 North Ballard Road, Appleton, WI  54919-0001